FEBRUARY 28, 2003

SEMIANNUAL REPORT




INVESCO BOND FUNDS, INC.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND

"BONDS PERFORMED WELL...AS DETERIORATION IN INVESTOR CONFIDENCE SPURRED A ROTATION INTO MORE DEFENSIVE INVESTMENTS." SEE PAGE 5

[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

BONDS DEFY ODDS, MAINTAIN MOMENTUM

FELLOW SHAREHOLDER:

Fixed-income markets aren't generally known for offering up surprises, but we've certainly encountered the unexpected from bonds during this long bear market in equities. First and foremost, they've outperformed stocks for three years now -- an unusually long time for an asset class with a relatively staid reputation.

Furthermore, their run may not be finished yet. In an environment plagued by uncertainty -- both geopolitical and economic -- investors keep turning to fixed-income securities for stability. As a result, we've seen the yield on the benchmark 10-year Treasury plunge to a level unseen in more than 40 years, while five- and two-year Treasury notes reached record lows, according to THE WALL STREET JOURNAL.*

Of course, with this kind of success comes the question of sustainability. We've been hearing experts forecast a rotation from bonds back into stocks for several months now. So far, this rotation has failed to materialize. But can bonds continue to defy the odds and stay dominant as 2003 progresses? It's an interesting question, and one that veteran fixed-income manager Dick Hinderlie addresses in a question-and-answer session beginning on page 11 of this report.

As always, the key to successful long-term investing lies in adequate diversification. Investors should apply the lessons learned from the bear market in stocks that we've endured these past three years and continue to diversify their long-term investment plans. Having a percentage of your portfolio invested in fixed-income securities may help your investment program weather the inevitable ups and downs of the months and years ahead.

Sincerely,

/s/ Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

*INVESTORS RUSH TO BUY BONDS, FLEEING STOCKS" BY GREGORY ZUCKERMAN. THE WALL STREET JOURNAL: MARCH 11, 2003.

"WITH REAL INTEREST RATES AT LOW LEVELS, INCOME-ORIENTED INVESTORS TURNED TO HIGH YIELD BONDS IN SEARCH OF HIGHER RETURNS." -- PAGE 3

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT AND CEO............ 1

FUND REPORTS................................. 3

AN INTERVIEW WITH DICK HINDERLIE.............11

MARKET HEADLINES.............................13

INVESTMENT HOLDINGS..........................15

FINANCIAL STATEMENTS.........................34

NOTES TO FINANCIAL STATEMENTS................44

FINANCIAL HIGHLIGHTS.........................51

                                                      INVESCO BOND FUNDS, INC.
                                                 TOTAL RETURN PERIODS ENDED 2/28/03*

                                                                                                                          Manager's
                                                                  Cumulative                             10 years+ or      Report
Fund (Inception)                                                   6 months      1 year     5 years+   Since Inception^    Page #
------------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD FUND - CLASS A (4/02) with sales charge                  7.52%          N/A        N/A          5.38%^++          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS B (4/02) with CDSC                          7.92%          N/A        N/A          3.81%^++          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS C (2/00) with CDSC                         11.88%        11.48%       N/A        (10.13%)^+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS K (12/00)                                  13.16%        13.35%       N/A         (8.55%)^+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - INVESTOR CLASS (3/84)                            13.25%        13.39%     (4.82%)        2.97%             3
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS A (4/02) with sales charge               3.10%          N/A        N/A          5.00%^++          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS B (4/02) with CDSC                       2.75%          N/A        N/A          4.49%^++          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS C (2/00) with CDSC                       6.76%         6.55%       N/A          1.69%^+           5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS K (12/00)                                8.05%         8.15%       N/A          1.00%^+           5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME  FUND - INVESTOR CLASS (1/77)                         8.16%         8.35%      2.27%         5.45%             5
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS A (4/02) with sales charge              (2.04%)         N/A        N/A          4.25%^++          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS B (4/02) with CDSC                      (2.26%)         N/A        N/A          3.90%^++          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS C (2/00) with CDSC                       1.87%         5.57%       N/A         11.98%^+           7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - INVESTOR CLASS (8/81)                          3.21%         7.28%      5.24%         5.29%             7
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS A (4/02)
 with sales charge                                                 (1.63%)         N/A        N/A         28.88%^++**        9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS B (4/02) with CDSC        (2.16%)         N/A        N/A          5.61%^++          9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS C (2/00) with CDSC         1.85%         6.90%       N/A          8.75%^+           9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - INVESTOR CLASS C (1/86)          3.23%         8.71%      6.55%         6.46%             9
-----------------------------------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

++NOT ANNUALIZED

+AVERAGE ANNUALIZED

^FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY.

**REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S(R).

HIGH YIELD FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Overall, it was a strong period for the high yield market, as the sector was supported by positive technical trends. With real interest rates at low levels, income-oriented investors turned to high yield bonds in search of higher returns. This resulted in the asset class enjoying positive flows that were more than sufficient to absorb the new offerings that came to market.

For the six-month period ended February 28, 2003, the value of High Yield Fund-Investor Class shares increased by 13.25%. The fund's benchmark, the Merrill Lynch High Yield Master Trust Index, gained 9.37% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

TELECOM BONDS REBOUND SHARPLY

The fund fully participated in the bond rally, as the tactics we employed last summer paid off. For example, the fund's extensive diversification allowed us to access some of the market's best movers. Among the bonds that made the most significant positive contributions to performance were those issued by telecommunications companies, an area that largely accounted for our margin of outperformance.

--------------------------------------------------------------------------------
                                 HIGH YIELD FUND -
                          TOP 10 BOND HOLDINGS BY ISSUER
                       % of Total Net Assets as of 2/28/03
--------------------------------------------------------------------------------
Star Choice Communications.................................................2.52%
Niagara Mohawk Power.......................................................2.17%
Level 3 Communications.....................................................1.94%
Pride International........................................................1.88%
US WEST Communications.....................................................1.70%
Park Place Entertainment...................................................1.67%
United Rentals.............................................................1.65%
Madison River Capital LLC/Madison River Finance............................1.53%
Argosy Gaming..............................................................1.44%
AMC Entertainment..........................................................1.35%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

In particular, two bonds, those issued by Level 3 Communications and Nextel Communications, performed exceptionally well. Level 3's bonds advanced on the heels of strong financial results as well as on momentum gained during the summer, when the company received an equity infusion of $500 million from a group of investors led by Warren Buffett. Meanwhile, the fund's Nextel Communications bonds advanced strongly after the company reported earnings that handily beat consensus expectations, along with significant deleveraging from debt-for-equity swaps.

But the fund's telecom holdings weren't the only strong performers. The fund also benefited from its exposure to other areas of the market. Individual standouts included bonds issued by homebuilder Schuler Homes, which were supported by the persistently strong housing market, and Tesoro Petroleum, the refinery that rebounded sharply from oversold levels. The fund's Chancellor Media bonds, which are serviced by Clear Channel Communications, the company that acquired Chancellor several years ago, also logged strong performance.

Despite its robust overall showing, the fund also saw a handful of bonds lag. The fund's gaming bonds underperformed on a relative basis, as several of our holdings advanced, but by less than the index overall. Nevertheless, the performance drag from these isolated soft spots was more than offset by strong performance in other areas of the fund.

WAR FOOTING HAMPERS THE ECONOMIC RECOVERY

Looking ahead, we remain concerned about the economy. Clearly, business has not recovered to the extent that investors had hoped, as the war with Iraq has tempered consumer and corporate spending. In our opinion, the timing of the recovery depends on the war proceedings. Once the recovery finds traction, we will monitor inflation closely. Currently, corporate pricing power remains minimal; however, mild inflation would be positive for high yield bonds.

PIE CHART:  HIGH YIELD FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS


            Corporate Bonds-Domestic...................81.42%
            Corporate Bonds-Foreign.....................6.63%
            Common and Preferred Stocks,
              Rights & Warrants.........................4.80%
            Other Securities............................1.04%
            Net Cash & Cash Equivalents.................6.11%

In this environment, we believe a more cautious approach is appropriate. As such, we continue to increase the fund's diversification and flatten the portfolio by reducing larger positions. We have also upgraded the fund's credit profile and have trimmed our exposure to more economically sensitive industries. These tactics have provided us with ample liquidity to take advantage of volatility as opportunities present themselves.

LINE GRAPH:  INVESCO HIGH YIELD FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/93) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Investor             Yield Master
                Class                       Trust Index(2)

2/93            $10,000                     $10,000
2/94            $11,225                     $11,388
2/95            $10,956                     $11,602
2/96            $12,909                     $13,534
2/97            $14,724                     $15,097
2/98            $17,148                     $16,987
2/99            $16,859                     $17,317
2/00            $17,973                     $17,478
2/01            $17,623                     $18,173
2/02            $11,814                     $17,859
2/03            $13,397                     $18,472

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class A and the value of a $10,000 investment in INVESCO High Yield Fund
- Class B to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO High Yield Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

                                                       Merrill Lynch
          INVESCO High Yield    INVESCO High Yield     High Yield
          Fund - Class A        Fund - Class B         Master Trust Index(2)

 4/02     $10,000               $10,000                $10,000
 2/03     $10,538               $10,381                $10,103

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Class C              Yield Master Trust Index(2)

2/00            $10,000                     $10,000
2/01            $9,668                      $10,398
2/02            $6,424                      $10,218
2/03            $7,226                      $10,569


LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Class K              Yield Master Trust Index(2)

12/00           $10,000                     $10,000
2/01            $10,867                     $10,997
2/02            $7,239                      $10,807
2/03            $8,206                      $11,177


(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDER-PERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1988.

SELECT INCOME FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Bonds performed well during the past six months, as deterioration in investor confidence spurred a rotation into more defensive investments. With signs surfacing that the economy continued to stagnate, and war with Iraq looming as the period progressed, bonds remained a counter-trade to equities - rallying as stocks fell.

--------------------------------------------------------------------------------
                               SELECT INCOME FUND -
                          TOP 10 BOND HOLDINGS BY ISSUER
                       % of Total Net Assets as of 2/28/03
--------------------------------------------------------------------------------
US Treasury Notes.........................................................11.94%
Freddie Mac................................................................9.91%
Government National Mortgage Association I.................................6.97%
Public Service of New Mexico...............................................4.33%
Fannie Mae.................................................................3.24%
US WEST Communications.....................................................2.30%
Duquesne Light.............................................................1.98%
Texas Utilities Electric...................................................1.90%
El Paso Electric...........................................................1.77%
Niagara Mohawk Power.......................................................1.68%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PIE CHART:  SELECT INCOME FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Corporate Bonds-Domestic...................52.15%
            Mortgage-Backed Pass Thru Certificates.....20.12%
            US Government Obligations..................11.94%
            Corporate Bonds-Foreign.....................1.59%
            Common and Preferred Stocks,
             Rights & Warrants..........................0.53%
            Asset-Backed Securities.....................0.27%
            Other Securities............................0.27%
            Net Cash & Cash Equivalents................13.13%

The fund fully participated in the rally, and for the six-month period ended February 28, 2003, the value of Select Income Fund-Investor Class shares gained 8.16%. This return exceeded the 5.76% gain recorded by its benchmark, the Lehman Government/Credit Bond Index, during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

CORPORATE BONDS OUTPERFORM TREASURIES

The fund's strong relative showing primarily stemmed from our decision to emphasize corporate bonds at the expense of Treasuries, as credit product generally outperformed securities more sensitive to interest rate fluctuations. Additionally, within our Treasury exposure, the fact that we shortened our duration also supported overall performance.

HIGH YIELD BONDS LEAD THE RALLY

The highlight of the period was definitely the performance of our high yield bonds. The high yield market overall recorded an exceptional period. With interest rates at low levels, income-oriented investors continued to move into the asset class in search of higher returns. Although we had been managing our high yield risk by decreasing the number of our high yield holdings and diversifying, these tactics did not prevent the fund from benefiting as the asset class rallied. Standouts included the fund's telecommunications bonds, which rebounded sharply after poor performance in the first half of 2002. Bonds issued by wireless telecom service provider Nextel Communications advanced strongly after the company reported consistently robust financial results. Other wireless service providers made positive contributions to results as well, including the fund's AT&T Wireless Services and VoiceStream Wireless bonds, both of which logged double-digit price gains.

Our credit selection in the corporate investment-grade area was also on the mark, as the fund's media bonds augmented our showing, led by our Clear Channel Communications bonds, as well as those issued by AOL Time Warner. Finally, the fund's utility bonds continued to work well for us.

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS  A & B GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class A and the value of a $10,000 investment in INVESCO Select Income Fund - Class B to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Select Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.


          INVESCO Select        INVESCO Select         Lehman Government/
          Income Fund -         Income Fund -          Credit Bond
          Class A               Class B                Index(4)

4/02      $10,000               $10,000                $10,000
2/03      $10,500               $10,449                $11,355

THE COMING MONTHS COULD REWARD A CAUTIOUS APPROACH

Going forward, we continue to believe the longer-term economic trend is toward recovery. Nevertheless, in our opinion, progress could be stunted in the near-term, as we believe uncertainties stemming from the war with Iraq continue to weigh on consumers and to influence corporate spending decisions.

With this in mind, we have recently adopted a more conservative posture in the fund, as we have modestly increased its exposure to Treasuries, while taking profits in some of our high yield positions. We have also decreased the fund's exposure to consumer and cyclically-sensitive issuers, such as hotels and auto parts manufacturers. That said, the fund's bias remains toward credit products at the expense of Treasuries.

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.


                INVESCO Select Income       Lehman Government/
                Fund - Class C              Credit Bond Index(4)

2/00            $10,000                     $10,000
2/01            $10,906                     $11,351
2/02            $9,783                      $12,180
2/03            $10,522                     $13,549

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 2/28/03.


                INVESCO Select Income       Lehman Government/
                Fund - Class K              Credit Bond Index(4)

12/00           $10,000                     $10,000
2/01            $10,486                     $10,475
2/02            $9,452                      $11,240
2/03            $10,223                     $12,503

LINE GRAPH:  INVESCO SELECT INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO Select Income       Lehman Government/
                Fund - Investor Class       Credit Bond Index(4)

2/93            $10,000                     $10,000
2/94            $10,770                     $10,571
2/95            $11,029                     $10,713
2/96            $12,391                     $12,065
2/97            $13,559                     $12,647
2/98            $15,198                     $14,002
2/99            $15,866                     $14,891
2/00            $15,847                     $15,003
2/01            $17,360                     $17,029
2/02            $15,693                     $18,273
2/03            $17,005                     $20,326

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE OVERALL DOMESTIC FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1988.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE

A VICE PRESIDENT OF INVESCO FUNDS GROUP, DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

TAX-FREE BOND FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2003, the value of Tax-Free Bond Fund-Investor Class shares rose 3.21%, slightly trailing the 3.36% gain posted by the Lehman Municipal Bond Index. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

FLIGHT TO SAFETY BENEFITS MUNIS

Over the past six months, municipal bonds continued to perform in direct contrast to stocks. Generally, whenever investors moved assets out of the stock market, fixed-income securities, including municipal bonds, benefited. On the other hand, during months when investors returned to the stock market, munis retreated. Specifically, in October and November 2002, we saw a rally in stocks as investors acted on hopes that an economic recovery might take hold to spur equities in 2003. In this environment, munis lagged.

PIE CHART:  TAX-FREE BOND FUND
            CREDIT RATINGS ON LONG-
            TERM BOND HOLDINGS
            AS OF 2/28/03
            [PIE CHART]

            % OF LONG-TERM
            BOND HOLDINGS

            Aaa.....................64.13%
            Aa......................18.28%
            A.......................13.56%
            Baa......................1.79%
            NR.......................2.24%

However, by December, the stock rally had fizzled in the face of renewed geopolitical fears surrounding Iraq's failure to disarm -- and the Bush Administration's seeming intention to take military action as a result -- the emergence of North Korea as a nuclear threat, and ongoing alerts of possible terrorist attacks. Furthermore, economic data failed to show marked improvement. In light of these disconcerting developments, investors essentially maintained a defensive stance for the remainder of the period, opting to rotate back into fixed-income securities in search of investments known for their relative stability.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 2/28/03
--------------------------------------------------------------------------------
Texas.....................................................................20.04%
Indiana...................................................................12.01%
Illinois...................................................................8.18%
New York...................................................................7.15%
Massachusetts..............................................................6.72%
Louisiana..................................................................6.14%
Michigan...................................................................4.36%
Ohio.......................................................................3.60%
New Jersey.................................................................2.79%
Arizona....................................................................2.63%
--------------------------------------------------------------------------------

Within the municipal market, investors gravitated toward bonds on the short end of the yield curve, where interest rates have declined the most. Indeed, over the six-month period, two-, three-, and four-year municipal bonds all declined by more than 50 basis points in yield. At the same time, 20- and 30-year munis declined by only 20 basis points.

DEMAND KEEPS PACE WITH RECORD ISSUANCE

Notably, 2002 was a record year for new issuance of municipal bonds. We believe this is because in the 1998 and 2000 elections, voters approved numerous bond issues. Yet states and cities waited until rates were low to bring these issues to the public, causing a rush to the market in 2002.

Demand was solid over the six-month period, allowing the flood of new issues to be readily absorbed. However, municipal bonds were so plentiful, their interest rates did not drop as much as Treasuries' rates. As a result, municipals' valuations have become very attractive relative to Treasuries. In fact, during the period, we were able to purchase muni bonds across a range of maturities at higher yields than Treasury securities. This imbalance, on top of the general flight to high-quality fixed-income investments during the period, has only increased municipal bonds' appeal. In particular, we are focusing on munis within the 10- to 15-year range, as interest rates for these securities have been virtually static over the past six months, creating especially compelling values.

STATE BUDGET DEFICITS PRESENT A CHALLENGE

Throughout the period, one concern municipal bond investors have acknowledged is the problem presented by growing state budget deficits. Although demand for revenue bonds has remained strong in the face of deficits, it has slackened with regard to general obligation bonds. Those states attempting to trim deficits using tobacco bonds have suffered the most ratings downgrades, as this action is regarded as a temporary measure that fails to adequately address the issue of overspending.

In light of this situation, we are conducting extensive credit research to avoid any downgrades. We are also focusing on essential revenue bonds, such as water and sewer bonds, which are not subject to economic constraints.

CAPITAL PRESERVATION REMAINS CHIEF GOAL

The consensus among investors at this point is that interest rates will likely rise in 2003. This, however, appears to be far from imminent. Until signs of inflation appear and worries about the stock market, the economy, and the geopolitical situation are alleviated, the Federal Reserve will likely avoid implementing any rate hikes in the near term.

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS  A & B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class A and the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class B to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Tax-Free Bond Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

          INVESCO Tax-Free      INVESCO Tax-Free       Lehman Municipal
          Bond Fund -           Bond Fund -            Bond
          Class A               Class B                Index(6)

4/02      $10,000               $10,000                $10,000
2/03      $10,425               $10,390                $10,982

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO Tax-Free Bond       Lehman Municipal
                Fund - Class C              Bond Index(6)

2/00            $10,000                     $10,000
2/01            $12,636                     $11,234
2/02            $13,239                     $12,002
2/03            $14,108                     $12,923

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO Tax-Free Bond       Lehman Municipal
                Fund - Investor Class       Bond Index(6)

2/93            $10,000                     $10,000
2/94            $10,520                     $10,554
2/95            $10,506                     $10,752
2/96            $11,507                     $11,941
2/97            $12,053                     $12,598
2/98            $12,976                     $13,750
2/99            $13,615                     $14,596
2/00            $13,176                     $14,292
2/01            $14,782                     $16,056
2/02            $15,614                     $17,154
2/03            $16,751                     $18,470

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6)THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]
RICHARD A. BERRY, CFA

RICHARD BERRY IS VICE PRESIDENT OF AIM CAPITAL MANAGEMENT, INC. HE IS LEAD MANAGER OF INVESCO TAX-FREE BOND FUND. HE BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]
STEPHEN D. TURMAN, CFA

STEPHEN D. TURMAN, VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF INVESCO TAX-FREE BOND FUND. STEPHEN JOINED AIM IN 1985 AND MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. STEPHEN IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

U.S. GOVERNMENT SECURITIES FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2003, the value of U.S. Government Securities Fund-Investor Class shares rose 3.23%. This return underperformed that of the Lehman Government Long Bond Index, which gained 7.03% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

INVESTORS' RISK AVERSION SUPPORTED GOVERNMENT BONDS

Government bonds logged another strong period of performance, buoyed by several trends. For one, the economy has shown few signs of improving. And, at times, the available data suggested that the business cycle was taking one step back for each step forward. Indeed, by period end, the economy seemed to deteriorate even further as worries relating to the consideration of another conflict with Iraq shook consumer confidence.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND -
                           TOP BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/03
--------------------------------------------------------------------------------
US Treasury Notes.........................................................51.38%
Freddie Mac...............................................................19.86%
Government National Mortgage Association I & II...........................13.56%
Government National Mortgage Association I.................................4.61%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Of course, the Federal Reserve also played a role in market action, as the central bank lowered its target for the federal funds rate again during October
- this time by a half percentage point. More clarity into the central bank's thinking about the state of business came recently from the Federal Open Market Committee, the active arm of the Fed. The committee stated, "Oil price premiums and other aspects of geopolitical risks have reportedly fostered continued restraint on spending and hiring by businesses."

Collectively, these trends, along with the persistent threat of terrorism, had investors moving away from investments believed to possess a more aggressive risk/reward profile, and into investments regarded as "safe havens." Government bonds were the primary beneficiaries of this rotation.

SHORTER DURATION AND AGENCY BONDS HURT RELATIVE PERFORMANCE

The fund benefited from the "flight to quality," but to a lesser extent than the long-term bond benchmark. The cause of the fund's performance shortfall relative to the benchmark was our decision to shorten the fund's duration, and to overweight agency bonds, in an effort to maximize yield. In particular, our underexposure to longer-dated Treasuries hindered relative performance, as those bonds were among the best performers in the government bond market. We adopted this posture early in the period, as we believed that the economy appeared to be improving modestly and that interest rates had bottomed.

THE FUND REMAINS CONSERVATIVELY POSITIONED

Going forward, the fund's average duration at period end was 3.13 years, which is less than the Lehman Government Long Bond Index at 11.29 years, but slightly greater than the Lehman U.S. Government Intermediate Index at 3.08 years. The fund is skewed toward a shorter maturity mix with an eye to safety and liquidity. The fund's mortgage-backed securities also provide attractive yield spread characteristics. This is a conservative positioning plan we believe is suited to the times. Our trading is focused to achieve value amidst a broader mix of risks, including equity market price uncertainty, a yield curve structure that we regard as expensive, and accommodating the current benign measures of inflation.

Striking a balance between these factors is a delicate task of managing the moving targets of fundamental economic measures, technical considerations, coupon yield competitiveness, and net asset value performance. Until the equity market settles into more patterned and disciplined trading, we expect yields to remain at levels heretofore not experienced by most market participants. As such, the portfolio will likely remain neutral to slightly underweight in Treasuries ahead of expectations that the economy will improve. The portfolio will remain overweight in mortgage-backed securities for income generation, a strategy that may help cushion the portfolio, should expectations of a recovery begin to squeeze Treasuries.

PIE CHART:  U.S. GOVERNMENT
            SECURITIES FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            US Government Obligations.......51.38%
            US Government Agency
             Obligations....................38.03%
            Net Cash & Cash Equivalents.....10.59%

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS A & B GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class A(9) and the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class B to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO U.S. Government Securities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

          INVESCO U.S.          INVESCO U.S.           Lehman
          Government            Government             Government
          Securities Fund       Securities Fund        Long Bond
          - Class A(9)          - Class B              Index(8)

4/02      $10,000               $10,000                $10,000
2/03      $12,888               $10,561                $12,222

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C GROWTH OF
$10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO U.S. Government     Lehman Government
                Securities Fund             Long Bond
                - Class C                   Index(8)

2/00            $10,000                     $10,000
2/01            $11,396                     $11,750
2/02            $11,961                     $12,323
2/03            $12,905                     $14,459

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO U.S. Government     Lehman Government
                Securities Fund             Long Bond
                - Investor Class            Index(8)

2/93            $10,000                     $10,000
2/94            $10,431                     $10,843
2/95            $10,268                     $10,753
2/96            $11,593                     $12,687
2/97            $11,999                     $13,139
2/98            $13,620                     $15,423
2/99            $14,456                     $16,586
2/00            $14,272                     $16,443
2/01            $16,268                     $19,320
2/02            $17,204                     $20,263
2/03            $18,702                     $23,775

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8)THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(9)GROWTH OF $10,000 REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE

DICK HINDERLIE IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS BROAD-BASED EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH PORTFOLIO MANAGER DICK HINDERLIE

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
DICK HINDERLIE IS A VICE PRESIDENT AT INVESCO FUNDS GROUP. HE MANAGES INVESCO U.S. GOVERNMENT SECURITIES FUND AND CO-MANAGES INVESCO SELECT INCOME FUND.

HOW LONG WILL BONDS RUN?

MANY BELIEVE THAT CONCERNS ABOUT THE WAR WITH IRAQ HAVE PREVENTED THE ECONOMIC RECOVERY FROM GAINING MOMENTUM. DO YOU AGREE WITH THIS ASSESSMENT, AND BELIEVE THAT THE ECONOMY WILL IMPROVE ONCE WE ACHIEVE SOME RESOLUTION ON THE IRAQI CONFLICT?

DICK HINDERLIE: Yes, the consensus is that war jitters have muddled macroeconomic prospects. Consider that the National Association of Manufacturers Survey found that 68% of companies expect the economy to rebound quickly once hostilities end. Clearly, hiring and investing have been delayed until the tension diminishes.

To understand how the economy will react once these geopolitical concerns subside, we should examine the three components of the gross domestic product
(GDP) - Consumption, Investment and Government.

Starting with the consumer, there were reasons for optimism as we entered 2003. We experienced stable-to-improving employment and favorable housing trends, which investor sentiment was strengthening. And aside from housing, health care and insurance, inflation for the consumer was not a constraining issue. But energy prices, together with the consumer turning cautious in the first quarter, represent risks to the recovery. Furthermore, the war with Iraq may hold the consumer back even more.

HOW ABOUT INVESTMENT AND GOVERNMENT?

DICK HINDERLIE: The corporate investment component of our GDP equation has not been positive in this post-bubble era. True, we're encouraged by the increased attention to corporate governance, balance sheet repair and improving creditworthiness. But we would feel better if we saw improvement in capacity utilization, inventory building, and capital spending growth. Another formidable barrier to optimism exists: the stock market. As a leading indicator for the manufacturing economy, it would be nice to see some improvement in stock market tone.

The government component of the equation is improving. Stimulative monetary policy has resulted in the lowest interest rates in a generation, and policy will likely remain accommodative until recovery takes root. The fiscal side of government, with attention to our nation's security, defense and expansive fiscal policy initiatives, could stoke the economic engine.

DOES AN IMPROVING ECONOMY RESULT IN A RISE IN INTEREST RATES? IF SO, DOES THAT MEAN THE RALLY IN BONDS IS NEARLY OVER?

DICK HINDERLIE: At the successful completion of the war, optimism for growth and productivity will likely increase. Conventional wisdom would suggest a government bond fund would come under pressure once the war uncertainty has been alleviated. But the cookie cutter response to "sell Treasuries" may not be the automatic and reasonable response. Even if we achieve some measure of clarity on Iraq, the new millennium ushered in a new world that's filled with uncertainty. I don't believe investors will price a "peace premium" into stocks anytime soon. Sources of investor uncertainty will still exist.

WHAT ARE SOME OF THESE SOURCES OF UNCERTAINTY?

DICK HINDERLIE: Perhaps the most significant sources of uncertainty are North Korea and Al Qaeda - two threats that will not likely go away simultaneously or when the conflict with Iraq is behind us.

And then there's oil. Most people expect oil prices to revert to their long-term mean in the low- to mid-$20 dollar range once the war with Iraq is resolved. If they don't, inflation and economic growth issues may assert themselves as hurdles to recovery.

And there's the outlook for monetary policy. The central bank has hinted that it might use unconventional tactics, such as pegging long-term interest rates and fixed levels of purchases of Treasury notes, in the event more stimuli is required.

Finally, corporate America is burdened with high levels of debt. Deleveraging from these high debt levels does not lend itself to expansive excitement for the economy.

So while there may be a strong sense that if we see a decisive victory in the war with Iraq there will be a swift move to higher interest rates, it's not a certainty. There continue to be several compelling arguments that bonds could continue their recent performance.

"I DON'T BELIEVE INVESTORS WILL PRICE A "PEACE PREMIUM" INTO STOCKS ANYTIME SOON. SOURCES OF INVESTOR UNCERTAINTY WILL STILL EXIST."

MARKET HEADLINES

MARKET OVERVIEW:

SEPTEMBER 2002 THROUGH FEBRUARY 2003

Uncertainty persisted during the six-month period ended February 28, 2003, as investors were fed a steady diet of unnerving developments. Early on, extreme pessimism stemming from lackluster corporate profits and the ever-present terrorist threat kept investors on their heels. Then, as the period unfolded, the Bush Administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

In September, third-quarter pre-announcements of earnings shortfalls were rampant, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines. A labor dispute kept West Coast dockworkers from unloading cargo, resulting in a port lockout and mild inventory disruptions. All the while, the U.S. continued its aggressive stance toward Iraq, fueling worries that war was imminent. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

In early October, stocks declined further, breaking through the lows set in July. Then, on October 9, the market reversed course because of several stronger-than-expected corporate earnings reports. Interestingly, the month's economic data were not clearly positive. The fact that investors chose to focus on favorable developments rather than the negatives was significant, as it marked a substantial change in investor sentiment. This rediscovered optimism persisted into November, a month punctuated by a Federal Reserve interest rate cut and the mid-term elections, which resulted in a GOP-controlled Congress. Many investors embraced this news, forecasting potential tax cuts and a pro-business fiscal agenda in the months ahead.

Unfortunately, the rally stalled in December. Indeed, it was the worst December performance for the Dow Jones Industrials since 1931. A number of factors contributed to the month's decline, including lackluster holiday retail sales and surging energy prices - both of which caused investors to question whether consumer spending could remain strong going forward. Meanwhile, the dollar weakened significantly, and the 10-year Treasury's yield dipped below 4%, indicating a resurgence in risk aversion. Perhaps the biggest drain on stocks, however, was the uncertainty spawned by geopolitical concerns. In addition to continued tension between the U.S. and Iraq, the emergence of North Korea as a potential nuclear threat rattled investors.

In January, the beginning of a new year brought another rebound attempt for the stock market. The first two weeks of the month saw stocks advance sharply, particularly technology shares. A mix of encouraging economic data, notably surprisingly strong corporate profits, positive manufacturing numbers, and the third consecutive monthly improvement in the Index of Leading Economic Indicators, fueled a short-lived upturn. However, as the month progressed, the market took on an increasingly negative tone. Although disappointing fourth-quarter gross domestic product data, rising energy prices, and uninspiring corporate profit guidance deflated investor confidence, the primary impetus for the market's reversal was uncertainty surrounding Iraq.

War worries only escalated in February, the final month of the period. Although the U.S. stopped short of taking military action during the month, more U.S. troops were amassed in the Middle East, seemingly in preparation for an attack. This volatile geopolitical situation - on top of a precipitous drop in consumer confidence and a major East Coast snowstorm that dampened retail sales - kept the stock market in check throughout the month, and the six-month period ended on a low note. Indeed, until investors can better gauge the direction of the conflict with Iraq and the economy, volatility will likely persist.

INVESCO'S FAMILY OF FUNDS

NO SINGLE MUTUAL FUND CONSTITUTES AN ENTIRE SAVINGS PLAN. CONSULT YOUR FINANCIAL ADVISOR ABOUT ALLOCATING YOUR PORTFOLIO ACROSS SEVERAL FUNDS WITH DIFFERENT OBJECTIVES AND STYLES. THIS STRATEGY MAY HELP REDUCE YOUR RISK, WHILE POTENTIALLY ENHANCING YOUR RETURNS.

STOCK
Core Equity
Dynamics
Growth
Growth & Income
Mid-Cap Growth
Small Company Growth
S&P 500 Index Fund
Value Equity

BOND
High Yield
Select Income
Tax-Free Bond#
U.S. Government Securities*

COMBINATION
STOCK & BOND
Balanced
Total Return

SECTOR
Energy
Financial Services
Gold & Precious Metals
Health Sciences
Leisure
Real Estate Opportunity
Technology
Telecommunications
Utilities
Multi-Sector

ADVANTAGE
Advantage
Advantage Global Health Sciences

GLOBAL &
INTERNATIONAL
European
International Blue Chip Value

MONEY MARKET+
Cash Reserves
Tax-Free Money Fund#
U.S. Government Money Fund*
Treasurer's Money Market Reserve Fund
Treasurer's Tax-Exempt Reserve Fund#

FOR MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES, GENERAL AND FUND-SPECIFIC INVESTMENT RISKS, AND EXPENSES, CALL 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

* AN INVESTMENT IN THE FUND IS NEITHER BACKED NOR GUARANTEED BY THE U.S. GOVERNMENT.

# AN INVESTMENT IN THE FUND MAY BE SUBJECT TO STATE OR LOCAL TAXES AND THE FEDERAL ALTERNATIVE MINIMUM TAX.

+ AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS.

[INVESCO ICON] INVESCO(R)

INVESCO Distributors, Inc.,(SM)
Distributor

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
86.12    FIXED INCOME SECURITIES - CORPORATE BONDS
0.46     AEROSPACE & DEFENSE
         L-3 Communications, Sr Sub Notes, 7.625%, 6/15/2012                                           $  1,275,000  $   1,333,969
====================================================================================================================================
0.23     AGRICULTURAL PRODUCTS
         Central Garden & Pet, Sr Sub Notes(a), 9.125%, 2/1/2013                                       $    625,000        653,125
====================================================================================================================================
0.43     AIR FREIGHT & COURIERS
         Petroleum Helicopters, Sr Notes, Series B, 9.375%, 5/1/2009                                   $  1,165,000      1,246,550
====================================================================================================================================
2.62     ALTERNATIVE CARRIERS
         Allegiance Telecom, Sr Discount Notes, Series B(b), 11.750%, 2/15/2008                        $  8,365,000      1,944,862
         Level 3 Communications, Sr Discount Step-Up Notes, Zero Coupon(c), 12/1/2008                  $  9,780,000      5,599,050
====================================================================================================================================
                                                                                                                         7,543,912
3.07     AUTO PARTS & EQUIPMENT
         American Axle & Manufacturing, Sr Sub Notes, 9.750%, 3/1/2009                                 $  1,000,000      1,082,500
         Dana Corp, Notes, 10.125%, 3/15/2010                                                          $  1,800,000      1,881,000
         Dura Operating, Sr Notes, Series B, 8.625%, 4/15/2012                                         $    830,000        813,400
         Lear Corp, Sr Notes, 7.960%, 5/15/2005                                                        $  1,000,000      1,067,500
         Metaldyne Corp, Sr Sub Notes, 11.000%, 6/15/2012                                              $  1,275,000      1,007,250
         TRW Automotive Acquisition
           Sr Notes(a), 9.375%, 2/15/2013                                                              $    800,000        816,000
           Sr Sub Notes(a), 11.000%, 2/15/2013                                                         $    500,000        515,625
         Universal Compression, Sr Discount Notes, 9.875%, 2/15/2008                                   $  1,595,000      1,668,769
====================================================================================================================================
                                                                                                                         8,852,044
2.43     BROADCASTING - RADIO/TV
         Acme Television LLC/Acme Finance, Sr Discount Notes, Series B, 10.875%, 9/30/2004             $  1,235,000      1,262,787
         Allbritton Communications, Sr Sub Notes(a), 7.750%, 12/15/2012                                $    760,000        752,400
         Gray Television, Sr Sub Notes, 9.250%, 12/15/2011                                             $  1,570,000      1,683,825
         Paxson Communications, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 1/15/2009               $  1,000,000        730,000
         Sinclair Broadcast Group, Sr Sub Notes
           8.750%, 12/15/2011                                                                          $  1,690,000      1,782,950
           8.000%(a), 3/15/2012                                                                        $    775,000        793,406
====================================================================================================================================
                                                                                                                         7,005,368
1.13     BUILDING PRODUCTS
         Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011                                      $  3,000,000      3,255,000
====================================================================================================================================
5.48     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes(d)(e), 10.250%, 6/15/2011                                   $  1,750,000        735,000
         Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                                      $    925,000        277,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Charter Communications Holdings LLC/Charter Communications Holdings Capital
           Sr Notes, 8.250%, 4/1/2007                                                                  $  1,500,000  $     720,000
         DirecTV Holdings LLC/DirecTV Financing, Sr Notes(a), 8.375%, 3/15/2013                        $  2,000,000      2,110,000
         EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,605,000
         Renaissance Media Group LLC/Renaissance Media Capital, Sr Discount Step-Up Notes
           Zero Coupon(c), 4/15/2008                                                                   $  3,498,000      3,078,240
         Star Choice Communications, Sr Secured Notes, 13.000%, 12/15/2005                             $  7,300,000      7,263,500
====================================================================================================================================
                                                                                                                        15,789,240
7.24     CASINOS & GAMING
         Argosy Gaming, Sr Sub Notes
           10.750%, 6/1/2009                                                                           $  2,000,000      2,157,500
           9.000%, 9/1/2011                                                                            $  1,900,000      1,987,875
         Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010                            $    785,000        820,325
         Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007                                         $  3,200,000      3,408,000
         Hollywood Park/Hollywood Park Operating, Sr Sub Notes, Series B, 9.500%, 8/1/2007             $  1,710,000      1,521,900
         Mandalay Resort Group
           Sr Notes, 9.500%, 8/1/2008                                                                  $  1,000,000      1,090,000
           Sr Sub Notes, 9.375%, 2/15/2010                                                             $  1,500,000      1,552,500
         Park Place Entertainment, Sr Sub Notes
           8.125%, 5/15/2011                                                                           $  3,615,000      3,633,075
           7.875%, 12/15/2005                                                                          $  1,150,000      1,168,688
         Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  2,230,000      2,363,800
         Resorts International Hotel & Casino, 1st Mortgage Notes, 11.500%, 3/15/2009                  $  1,350,000      1,167,750
====================================================================================================================================
                                                                                                                        20,871,413
0.41     CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
         Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,260,000      1,197,000
====================================================================================================================================
1.91     DISTRIBUTORS
         Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr Notes, 8.750%, 6/15/2012               $  1,935,000      2,022,075
         Herbalife International, Sr Sub Notes, Series B, 11.750%, 7/15/2010                           $    425,000        452,625
         National Waterworks, Sr Sub Notes(a), 10.500%, 12/1/2012                                      $  1,180,000      1,250,800
         United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012                                         $  1,850,000      1,780,625
====================================================================================================================================
                                                                                                                         5,506,125
1.44     DIVERSIFIED CHEMICALS
         FMC Corp, Sr Secured Notes(a), 10.250%, 11/1/2009                                             $    785,000        836,025
         Huntsman International LLC, Sr Notes, 9.875%, 3/1/2009                                        $  1,250,000      1,278,125
         Johnson Diversey, Sr Sub Notes, Series B, 9.625%, 5/15/2012                                   $  1,000,000      1,065,000
         Lyondell Chemical, Sr Secured Notes, Series B, 9.875%, 5/1/2007                               $  1,000,000        965,000
====================================================================================================================================
                                                                                                                         4,144,150
0.29     DIVERSIFIED COMMERCIAL SERVICES
         Pierce Leahy Command, Sr Notes, 8.125%, 5/15/2008                                             $    825,000        833,250
====================================================================================================================================
1.89     DIVERSIFIED FINANCIAL SERVICES
         Madison River Capital LLC/Madison River Finance, Sr Notes, Series B, 13.250%, 3/1/2010        $  6,500,000      4,420,000
         Qwest Services, Sr Sub Secured Notes(a), 13.000%, 12/15/2007                                  $  1,000,000      1,037,500
====================================================================================================================================
                                                                                                                         5,457,500
3.27     ELECTRIC UTILITIES
         Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  1,840,000      1,838,995
         Mission Energy Holdings, Sr Secured Notes, 13.500%, 7/15/2008                                 $  2,385,000        667,800
         Nevada Power, General & Refunding Mortgage Notes(a), Series E, 10.875%, 10/15/2009            $    625,000        646,875

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  5,375,000  $   6,261,966
====================================================================================================================================
                                                                                                                         9,415,636
0.72     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Fisher Scientific International, Sr Sub Notes(a), 8.125%, 5/1/2012                            $  1,000,000      1,057,500
         PerkinElmer Inc, Sr Sub Notes(a), 8.875%, 1/15/2013                                           $  1,000,000      1,020,000
====================================================================================================================================
                                                                                                                         2,077,500
1.31     ENVIRONMENTAL SERVICES
         Allied Waste North America, Sr Notes
           9.250%(a), 9/1/2012                                                                         $  1,000,000      1,045,000
           Series B, 8.875%, 4/1/2008                                                                  $    850,000        886,125
         IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    515,000        496,975
         Synagro Technologies, Sr Sub Notes, 9.500%, 4/1/2009                                          $  1,280,000      1,356,800
====================================================================================================================================
                                                                                                                         3,784,900
0.87     FOOD DISTRIBUTORS
         Fleming Cos, Sr Notes, 9.250%, 6/15/2010                                                      $  1,110,000        616,050
         Roundy's Inc, Sr Sub Notes
           8.875%(a), 6/15/2012                                                                        $    670,000        656,600
           Series B, 8.875%, 6/15/2012                                                                 $  1,275,000      1,249,500
====================================================================================================================================
                                                                                                                         2,522,150
0.55     HEALTH CARE EQUIPMENT
         Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $  1,560,000      1,595,100
====================================================================================================================================
2.82     HEALTH CARE FACILITIES
         Alderwoods Group, Notes, 12.250%, 1/2/2009                                                    $  2,140,000      1,926,000
         Extendicare Health Services, Sr Notes, 9.500%, 7/1/2010                                       $  2,145,000      2,005,575
         Hanger Orthopedic Group, Sr Notes, 10.375%, 2/15/2009                                         $  1,000,000      1,067,500
         HEALTHSOUTH Corp, Sr Notes, 7.625%, 6/1/2012                                                  $  1,165,000        949,475
         United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,100,000      2,184,000
====================================================================================================================================
                                                                                                                         8,132,550
0.73     HOMEBUILDING
         Ryland Group
           Sr Notes, 9.750%, 9/1/2010                                                                  $    815,000        912,800
           Sr Sub Notes, 8.250%, 4/1/2008                                                              $    150,000        154,500
         Standard Pacific, Sr Notes, 8.500%, 4/1/2009                                                  $  1,000,000      1,035,000
====================================================================================================================================
                                                                                                                         2,102,300
1.45     HOTELS & RESORTS
         Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                                       $  1,000,000        985,000
         John Q Hammons Hotels LP/John Q Hammons Hotels Finance III
           1st Mortgage Notes, Series B, 8.875%, 5/15/2012                                             $  1,580,000      1,564,200
         Premier Parks, Sr Discount Step-Up Notes, Zero Coupon(c), 4/1/2008                            $    100,000         95,000
         Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage Notes, 12.000%, 11/1/2010             $  1,525,000      1,532,625
====================================================================================================================================
                                                                                                                         4,176,825
0.14     INDUSTRIAL MACHINERY
         Rexnord Corp, Sr Sub Notes(a), 10.125%, 12/15/2012                                            $    395,000        411,788
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
0.89     INTEGRATED OIL & GAS
         El Paso Energy Partners LP/El Paso Energy Partners Finance, Sr Sub Notes
           10.625%(a), 12/1/2012                                                                       $  1,140,000  $   1,214,100
           Series B, 8.500%, 6/1/2011                                                                  $  1,415,000      1,365,475
====================================================================================================================================
                                                                                                                         2,579,575
6.41     INTEGRATED TELECOMMUNICATION SERVICES
         Block Communications, Sr Sub Notes, 9.250%, 4/15/2009                                         $  2,250,000      2,362,500
         CFW Communications, Sr Notes(d), 13.000%, 8/15/2010                                           $  7,250,000      2,030,000
         COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  4,873,000      3,411,100
         Crown Castle International, Sr Notes, 9.375%, 8/1/2011                                        $  4,500,000      3,645,000
         GCI Inc, Sr Notes, 9.750%, 8/1/2007                                                           $  1,660,000      1,527,200
         MetroNet Communications, Sr Discount Step-Up Notes(b)(e), Zero Coupon(c), 6/15/2008           $  3,280,000        615,000
         US WEST Communications, Notes
           7.200%, 11/1/2004                                                                           $  3,515,000      3,488,638
           5.650%, 11/1/2004                                                                           $  1,500,000      1,417,500
====================================================================================================================================
                                                                                                                        18,496,938
1.71     LEISURE FACILITIES
         Intrawest Corp
           Sr Exchange Notes, 10.500%, 2/1/2010                                                        $    405,000        423,225
           Sr Notes, 9.750%, 8/15/2008                                                                 $  1,250,000      1,262,500
         Regal Cinemas, Sr Sub Notes, Series B, 9.375%, 2/1/2012                                       $  1,175,000      1,257,250
         Six Flags, Sr Notes, 8.875%, 2/1/2010                                                         $  2,200,000      1,980,000
====================================================================================================================================
                                                                                                                         4,922,975
0.39     MANAGED HEALTH CARE
         Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012                                          $  1,150,000      1,132,750
====================================================================================================================================
2.16     METAL & GLASS CONTAINERS
         Anchor Glass Container, Sr Secured Notes(a), 11.000%, 2/15/2013                               $  1,665,000      1,660,837
         BWAY Corp, Sr Sub Notes(a), 10.000%, 10/15/2010                                               $    800,000        836,000
         Crown European Holdings SA, Sr Secured Notes(a)
           10.875%, 3/1/2013                                                                           $  1,000,000      1,007,500
           9.500%, 3/1/2011                                                                            $  2,720,000      2,720,000
====================================================================================================================================
                                                                                                                         6,224,337
1.40     MOVIES & ENTERTAINMENT
         AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                                             $  4,040,000      3,878,400
         Cinemark USA, Sr Sub Notes(a), 9.000%, 2/1/2013                                               $    160,000        165,600
====================================================================================================================================
                                                                                                                         4,044,000
1.98     MULTI-UTILITIES
         AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005                                             $  1,950,000      1,940,250
         Aquila Inc, Sr Notes(a), 14.875%(f), 7/1/2012                                                 $  1,425,000      1,054,500
         Utilicorp United, Sr Notes
           9.950%(f), 2/1/2011                                                                         $    345,000        225,975
           6.875%, 10/1/2004                                                                           $    850,000        629,000
         Western Resources, Notes, 6.250%, 8/15/2018                                                   $  1,850,000      1,866,188
====================================================================================================================================
                                                                                                                         5,715,913
0.41     NATURAL GAS PIPELINES
         Northwest Pipeline, Sr Notes(a), 8.125%, 3/1/2010                                             $    630,000        645,750

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Plains All American Pipeline LP/Plains All American Pipeline Finance
           Sr Notes, 7.750%, 10/15/2012                                                                $    495,000  $     527,175
====================================================================================================================================
                                                                                                                         1,172,925
2.31     OIL & GAS DRILLING
         Pride International, Sr Notes, 10.000%, 6/1/2009                                              $  5,000,000      5,425,000
         Westport Resources, Sr Sub Notes(a), 8.250%, 11/1/2011                                        $  1,165,000      1,226,163
====================================================================================================================================
                                                                                                                         6,651,163
2.13     OIL & GAS EQUIPMENT & SERVICES
         Grant Prideco, Sr Notes
           9.000%(a), 12/15/2009                                                                       $    790,000        829,500
           Series B, 9.625%, 12/1/2007                                                                 $  1,475,000      1,574,563
         Gulfmark Offshore, Sr Notes, 8.750%, 6/1/2008                                                 $  3,600,000      3,726,000
====================================================================================================================================
                                                                                                                         6,130,063
3.87     OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
         Chesapeake Energy, Sr Notes, Series B, 8.500%, 3/15/2012                                      $  1,040,000      1,089,400
         Comstock Resources, Sr Notes, 11.250%, 5/1/2007                                               $  2,000,000      2,140,000
         Forest Oil, Sr Notes, 8.000%, 6/15/2008                                                       $  2,995,000      3,107,313
         Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005                                       $  2,550,000      2,742,930
         Vintage Petroleum
           Sr Notes, 8.250%, 5/1/2012                                                                  $  1,685,000      1,777,675
           Sr Sub Notes, 9.000%, 12/15/2005                                                            $    300,000        303,000
====================================================================================================================================
                                                                                                                        11,160,318
1.87     OIL & GAS REFINING & MARKETING
         CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $    860,000        864,300
         Premcor Refining Group, Sr Notes(a)
           9.500%, 2/1/2013                                                                            $  1,665,000      1,739,925
           9.250%, 2/1/2010                                                                            $    835,000        872,575
         Tesoro Petroleum, Sr Sub Notes, 9.625%, 4/1/2012                                              $  2,350,000      1,903,500
====================================================================================================================================
                                                                                                                         5,380,300
0.54     PACKAGED FOODS & MEATS
         Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012                                                $    780,000        799,500
         Doane Pet Care, Sr Notes(a), 10.750%, 3/1/2010                                                $    750,000        757,500
====================================================================================================================================
                                                                                                                         1,557,000
1.19     PAPER PACKAGING
         Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $  1,490,000      1,646,450
         Graphic Packaging, Sr Sub Notes, 8.625%, 2/15/2012                                            $  1,700,000      1,793,500
====================================================================================================================================
                                                                                                                         3,439,950
2.67     PAPER PRODUCTS
         Bear Island Paper LLC/Bear Island Finance II, Sr Secured Notes, Series B, 10.000%, 12/1/2007  $  2,300,000      1,920,500
         Cascades Inc, Sr Notes(a), 7.250%, 2/15/2013                                                  $  1,595,000      1,634,875
         Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,641,250
         Jefferson Smurfit, Sr Notes, 8.250%, 10/1/2012                                                $    850,000        890,375
         MDP Acquisitions PLC, Sr Notes(a), 9.625%, 10/1/2012                                          $  1,565,000      1,619,775
====================================================================================================================================
                                                                                                                         7,706,775
1.30     PHARMACEUTICALS
         aaiPharma Inc, Sr Sub Notes, 11.000%, 4/1/2010                                                $  2,550,000      2,703,000

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         AmerisourceBergen Corp, Sr Notes(a), 7.250%, 11/15/2012                                       $  1,000,000  $   1,040,000
====================================================================================================================================
                                                                                                                         3,743,000
3.54     PUBLISHING & PRINTING
         American Media, Sr Sub Notes(a), 8.875%, 1/15/2011                                            $  1,245,000      1,310,362
         Dex Media East LLC/Dex Media East Finance
           Sr Notes(a), 9.875%, 11/15/2009                                                             $  1,175,000      1,269,000
           Sr Sub Notes(a), 12.125%, 11/15/2012                                                        $    400,000        448,000
         Hollinger International Publishing, Sr Notes(a), 9.000%, 12/15/2010                           $    815,000        851,675
         Houghton Mifflin, Sr Notes(a), 8.250%, 2/1/2011                                               $  1,665,000      1,731,600
         Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  2,275,000      2,172,625
         Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $  1,000,000      1,005,000
         Primedia Inc, Sr Notes, 10.250%, 6/1/2004                                                     $  1,000,000      1,001,250
         Sun Media, Sr Notes(a), 7.625%, 2/15/2013                                                     $    400,000        409,000
====================================================================================================================================
                                                                                                                        10,198,512
0.56     REAL ESTATE INVESTMENT TRUSTS
         Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,525,000      1,608,875
====================================================================================================================================
0.37     REAL ESTATE MANAGEMENT & DEVELOPMENT
         Corrections Corp of America, Sr Notes, 9.875%, 5/1/2009                                       $  1,000,000      1,075,000
====================================================================================================================================
0.15     SOFT DRINKS
         Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    400,000        421,000
====================================================================================================================================
1.00     SPECIALTY CHEMICALS
         IMC Global, Sr Notes, Series B, 11.250%, 6/1/2011                                             $  1,450,000      1,518,875
         Millennium America, Sr Notes, 9.250%, 6/15/2008                                               $  1,285,000      1,355,675
====================================================================================================================================
                                                                                                                         2,874,550
2.36     SPECIALTY STORES
         Cole National Group, Sr Sub Notes, 8.875%, 5/15/2012                                          $    900,000        828,000
         Hollywood Entertainment, Sr Sub Notes, 9.625%, 3/15/2011                                      $    780,000        791,700
         Sonic Automotive, Sr Sub Notes, Series D, 11.000%, 8/1/2008                                   $    400,000        420,000
         United Rentals, Sr Sub Notes, Series B, 8.800%, 8/15/2008                                     $  6,035,000      4,767,650
====================================================================================================================================
                                                                                                                         6,807,350
1.56     STEEL
         Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $  1,550,000      1,612,000
         Steel Dynamics, Sr Notes, 9.500%, 3/15/2009                                                   $  2,765,000      2,889,425
====================================================================================================================================
                                                                                                                         4,501,425
0.86     TEXTILES
         Collins & Aikman Floorcoverings, Sr Sub Notes, Series B, 9.750%, 2/15/2010                    $    900,000        877,500
         Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009                                        $  1,500,000      1,608,750
====================================================================================================================================
                                                                                                                         2,486,250
3.60     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Communications, Sr Serial Redeemable Notes
           9.500%, 2/1/2011                                                                            $    800,000        804,000
           9.375%, 11/15/2009                                                                          $  2,305,000      2,316,525
         NII Holdings Ltd, Sr Secured Discount Step-Up Notes, Zero Coupon(c), 11/1/2009                $  1,012,189        779,386
         Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                                               $  3,425,000      2,466,000
         Triton PCS, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 5/1/2008                           $     40,000         34,800
         UbiquiTel Operating, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 5/15/2010                 $    950,000        209,000
         US Unwired, Sr Sub Discount Step-Up Notes, Series B, Zero Coupon(c), 11/1/2009                $  4,575,000        457,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                                           $  2,999,000  $   3,298,900
====================================================================================================================================
                                                                                                                        10,366,111
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $262,407,317)                                                   248,304,450
====================================================================================================================================
1.15     COMMON STOCKS, RIGHTS & WARRANTS
0.32     BROADCASTING - RADIO/TV
         NTL Inc(g)                                                                                          91,503        916,860
         XM Satellite Radio Warrants(a)(g) (Exp 2010)                                                         3,750            375
====================================================================================================================================
                                                                                                                           917,235
0.05     INTEGRATED TELECOMMUNICATION SERVICES
         Focal Communications(g)                                                                            132,775          6,639
         McLeodUSA Inc Class A Warrants(e)(g) (Exp 2007)                                                    117,164         25,776
         Ntelos Inc Warrants(a)(g) (Exp 2010)                                                                16,500              1
         XO Communications(g)                                                                                34,072        100,512
         XO Communications Rights(g) (to purchase cmn shrs)                                              36,140,000             36
====================================================================================================================================
                                                                                                                           132,964
0.00     INTERNET SOFTWARE & SERVICES
         Wam!Net Warrants(a)(g) (Exp 2005)                                                                   17,100            171
====================================================================================================================================
0.78     WIRELESS TELECOMMUNICATION SERVICES
         NII Holdings Class B Shrs(g)                                                                       109,549      2,256,709
====================================================================================================================================
         TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $12,788,163)                                                       3,307,079
====================================================================================================================================
3.65     PREFERRED STOCKS
0.20     BROADCASTING - RADIO/TV
         Cumulus Media, Exchangeable Pfd, Series A Shrs(h), 13.750%                                             500        560,000
====================================================================================================================================
0.06     INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc, Pfd, Series A Shrs(e)(g), 2.500%                                                     52,873        177,653
====================================================================================================================================
1.27     MOVIES & ENTERTAINMENT
         CSC Holdings
           Conv Pfd, Series H, 11.750%                                                                       18,000      1,854,000
           Pfd, Series M Shrs, 11.125%                                                                       17,750      1,819,375
====================================================================================================================================
                                                                                                                         3,673,375
2.12     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Communications, Exchangeable Pfd, Series E Shrs, 11.125%                                      5,998      6,117,960
====================================================================================================================================
         TOTAL PREFERRED STOCKS (COST $7,980,073)                                                                       10,528,988
====================================================================================================================================
1.04     OTHER SECURITIES
0.68     ELECTRIC UTILITIES
         Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(i),
           2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA Inc(e) Cmn Stk)                   76,000      1,976,000
====================================================================================================================================
0.36     WIRELESS TELECOMMUNICATION SERVICES
         American Tower Escrow, Units(a)(Each unit consists of one $1,000 Face Amount Sr Sub
           Discount Step-Up Note, Zero Coupon(c), 8/1/2008 and 1 Wrnt to purchase 14.0953 shrs
           of Cmn Stk)                                                                                        1,670      1,027,050
====================================================================================================================================
         TOTAL OTHER SECURITIES (AMORTIZED COST $5,905,615)                                                              3,003,050
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
5.59     SHORT-TERM INVESTMENTS
1.93     CORPORATE BONDS
1.08     CABLE & SATELLITE OPERATORS
         TCI Communications, Sr Notes, 6.375%, 5/1/2003                                                $  3,100,000  $   3,122,602
====================================================================================================================================
0.27     ELECTRIC UTILITIES
         CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                             $    825,000        779,625
====================================================================================================================================
0.58     HEALTH CARE FACILITIES
         HEALTHSOUTH Corp, Conv Sub Deb, 3.250%, 4/1/2003                                              $  1,670,000      1,661,650
====================================================================================================================================
           TOTAL CORPORATE BONDS (Amortized Cost $5,475,212)                                                             5,563,877
====================================================================================================================================
3.47     COMMERCIAL PAPER - MULTI-LINE INSURANCE
         AIG Funding, 1.320%, 3/3/2003 (Cost $10,000,000)                                              $ 10,000,000     10,000,000
====================================================================================================================================
0.19     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $558,060 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $570,553)(Cost $558,000)                                      $    558,000        558,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,033,212)                                                      16,121,877
====================================================================================================================================
97.55    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $305,114,380)                                                                               281,265,444
====================================================================================================================================
2.45     OTHER ASSETS LESS LIABILITIES                                                                                   7,062,741
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 288,328,185
====================================================================================================================================

SELECT INCOME FUND
84.49    FIXED INCOME SECURITIES
11.94    US GOVERNMENT OBLIGATIONS
         US Treasury Notes
           5.750%, 8/15/2010                                                                           $  5,000,000  $   5,791,990
           4.000%, 11/15/2012                                                                          $ 28,500,000     29,233,647
====================================================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $33,500,063)                                                 35,025,637
====================================================================================================================================
20.12    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae, Gtd Mortgage Pass-Through Certificates, 5.000%, 1/1/2017                          $  9,198,692      9,494,413
         Freddie Mac, Gold, Participation Certificates
           6.000%, 2/1/2017                                                                            $ 12,590,955     13,210,628
           5.500%, 12/1/2016                                                                           $ 15,207,313     15,869,996
         Government National Mortgage Association I, Platinum Collateral, 5.000%, 11/15/2017           $ 19,661,513     20,445,757
====================================================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $57,220,303)                                          59,020,794
====================================================================================================================================
0.27     ASSET-BACKED SECURITIES - AIRLINES
         Delta Air Lines, Pass-Thru Certificates, Series 2002-1, Class C, 7.779%, 1/2/2012
           (Cost $967,998)                                                                             $    967,997        781,331
====================================================================================================================================
52.16    CORPORATE BONDS
1.97     AUTOMOBILE MANUFACTURERS
         DaimlerChrysler, North America Holding, Notes, 4.750%, 1/15/2008                              $  1,600,000      1,630,498
         Ford Motor Credit, Global Landmark Securities, 7.250%, 10/25/2011                             $  2,260,000      2,171,451
         General Motors Acceptance, Notes, 7.000%, 2/1/2012                                            $  1,975,000      1,989,980
====================================================================================================================================
                                                                                                                         5,791,929

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
1.24     BANKS
         HSBC Holdings PLC, Sub Notes, 5.250%, 12/12/2012                                              $  1,400,000  $   1,456,526
         Washington Mutual, Sr Notes, 4.375%, 1/15/2008                                                $    455,000        476,805
         Washington Mutual Bank, Global Medium-Term Sr Bank Notes, 5.500%, 1/15/2013                   $  1,600,000      1,694,730
====================================================================================================================================
                                                                                                                         3,628,061
1.09     BROADCASTING - RADIO/TV
         Clear Channel Communications, Sr Notes, 6.000%, 11/1/2006                                     $  2,500,000      2,687,690
         Sinclair Broadcast Group, Sr Sub Notes, 8.750%, 12/15/2011                                    $    475,000        501,125
====================================================================================================================================
                                                                                                                         3,188,815
0.76     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes(d)(e), Series B, 9.250%, 10/1/2049                          $    850,000        357,000
         Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                                      $    900,000        270,000
         EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,605,000
====================================================================================================================================
                                                                                                                         2,232,000
1.08     CASINOS & GAMING
         Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                                 $  1,545,000      1,616,456
         Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  1,475,000      1,563,500
====================================================================================================================================
                                                                                                                         3,179,956
0.47     CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
         Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,465,000      1,391,750
====================================================================================================================================
1.12     CONSUMER FINANCE
         Household Finance, Notes
           6.375%, 11/27/2012                                                                          $    980,000      1,072,830
           5.750%, 1/30/2007                                                                           $  1,150,000      1,236,795
           4.625%, 1/15/2008                                                                           $    950,000        981,166
====================================================================================================================================
                                                                                                                         3,290,791
0.85     DIVERSIFIED FINANCIAL SERVICES
         American General Finance, Medium-Term Sr Notes, Series G, 5.375%, 10/1/2012                   $    800,000        830,560
         CIT Group, Sr Notes, 5.750%, 9/25/2007                                                        $  1,582,000      1,656,768
====================================================================================================================================
                                                                                                                         2,487,328
18.38    ELECTRIC UTILITIES
         Cleveland Electric Illuminating
           1st Mortgage Notes, Series B, 9.500%, 5/15/2005                                             $  2,252,000      2,271,297
           Secured Notes(a), Series D, 7.880%, 11/1/2017                                               $  1,925,000      2,348,766
         Commonwealth Edison, 1st Mortgage Notes, Series 83, 8.000%, 5/15/2008                         $  2,100,000      2,553,749
         Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  4,060,000      4,057,783
         Duquesne Light, 1st Collateral Trust Notes, 7.550%, 6/15/2025                                 $  5,580,000      5,797,525
         El Paso Electric, 1st Mortgage Notes, Series D, 8.900%, 2/1/2006                              $  4,755,000      5,194,990
         Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  4,232,000      4,930,352
         Pacific Gas & Electric, 1st & Refunding Mortgage Notes, Series 92D, 8.250%, 11/1/2022         $  2,223,000      2,161,867
         Pennsylvania Power, 1st Mortgage Notes, 8.500%, 7/15/2022                                     $  2,000,000      2,096,572
         Potomac Edison, 1st Mortgage Notes, 8.000%, 12/1/2022                                         $  2,200,000      2,161,518
         Public Service of New Mexico, Sr Notes
           Series A, 7.100%, 8/1/2005                                                                  $ 11,375,000     11,734,973
           Series B, 7.500%, 8/1/2018                                                                  $  1,000,000        972,055
         Texas Utilities Electric
           1st Mortgage Notes, 8.750%, 11/1/2023                                                       $  5,000,000      5,200,500
           1st Mortgage & Collateral Trust Notes,7.625%, 7/1/2025                                      $    348,000        360,817

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Toledo Edison, Secured Medium-Term Notes, 9.220%, 12/15/2021                                  $  1,975,000  $   2,065,283
====================================================================================================================================
                                                                                                                        53,908,047
0.32     ENVIRONMENTAL SERVICES
         Allied Waste North America, Sr Notes(a), 9.250%, 9/1/2012                                     $    575,000        600,875
         IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    360,000        347,400
====================================================================================================================================
                                                                                                                           948,275
0.10     FOOD DISTRIBUTORS
         Fleming Cos, Sr Notes, 9.250%, 6/15/2010                                                      $    530,000        294,150
====================================================================================================================================
0.73     GAS UTILITIES
         Consolidated Natural Gas, Sr Notes, Series B, 5.375%, 11/1/2006                               $  1,980,000      2,128,401
====================================================================================================================================
0.33     HEALTH CARE EQUIPMENT
         Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $    950,000        971,375
====================================================================================================================================
1.14     HEALTH CARE FACILITIES
         Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                                                  $    815,000        788,512
         United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,450,000      2,548,000
====================================================================================================================================
                                                                                                                         3,336,512
0.18     HOMEBUILDING
         Ryland Group, Sr Notes, 9.750%, 9/1/2010                                                      $    485,000        543,200
====================================================================================================================================
0.44     INDUSTRIAL GASES
         Praxair Inc, Notes, 4.750%, 7/15/2007                                                         $  1,225,000      1,289,553
====================================================================================================================================
1.11     INTEGRATED OIL & GAS
         Marathon Oil, Notes, 5.375%, 6/1/2007                                                         $  1,000,000      1,060,262
         Texaco Capital, Notes, 5.500%, 1/15/2009                                                      $  2,000,000      2,203,454
====================================================================================================================================
                                                                                                                         3,263,716
5.72     INTEGRATED TELECOMMUNICATION SERVICES
         COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  2,070,000      1,449,000
         MetroNet Communications, Sr Discount Step-Up Notes(b)(e), Zero Coupon(c), 6/15/2008           $  3,335,000        625,313
         Sprint Capital, Notes, 7.625%, 1/30/2011                                                      $  4,675,000      4,534,750
         US WEST Communications, Notes, 5.650%, 11/1/2004                                              $  7,125,000      6,733,125
         Verizon Global Funding, Notes, 6.875%, 6/15/2012                                              $  1,640,000      1,874,135
         Verizon Maryland, Deb, Series A, 6.125%, 3/1/2012                                             $  1,410,000      1,556,251
====================================================================================================================================
                                                                                                                        16,772,574
0.35     METAL & GLASS CONTAINERS
         Crown European Holdings SA, Sr Secured Notes(a), 9.500%, 3/1/2011                             $  1,025,000      1,025,000
====================================================================================================================================
0.29     MOVIES & ENTERTAINMENT
         AOL Time Warner, Notes
           6.875%, 5/1/2012                                                                            $    400,000        421,832
           6.750%, 4/15/2011                                                                           $    400,000        419,090
====================================================================================================================================
                                                                                                                           840,922
3.09     MULTI-UTILITIES
         AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005                                             $  2,040,000      2,029,800
         Aquila Inc, Sr Notes(a), 14.875%(f), 7/1/2012                                                 $  1,595,000      1,180,300
         Avista Corp, 1st Mortgage, 7.750%, 1/1/2007                                                   $  3,000,000      3,248,811

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Utilicorp United, Sr Notes
           9.950%(f), 2/1/2011                                                                         $    355,000   $    232,525
           6.875%, 10/1/2004                                                                           $    545,000        403,300
         Western Resources, Sr Notes, 7.125%, 8/1/2009                                                 $  2,194,000      1,974,600
====================================================================================================================================
                                                                                                                         9,069,336
0.11     NATURAL GAS PIPELINES
         Plains All American Pipeline LP/Plains All American Finance, Sr Notes, 7.750%, 10/15/2012     $    300,000        319,500
====================================================================================================================================
1.27     OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
         Parker & Parsley Petroleum, Sr Notes, 8.250%, 8/15/2007                                       $  1,665,000      1,831,602
         Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                                 $  1,800,000      1,899,000
====================================================================================================================================
                                                                                                                         3,730,602
0.15     OIL & GAS REFINING & MARKETING
         CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $    450,000        452,250
====================================================================================================================================
1.74     PAPER PACKAGING
         Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $    790,000        872,950
         Chesapeake Corp, Deb, 7.200%, 3/15/2005                                                       $  4,400,000      4,224,000
====================================================================================================================================
                                                                                                                         5,096,950
1.09     PAPER PRODUCTS
         Abitibi-Consolidated Inc, Notes, 6.950%, 4/1/2008                                             $  1,500,000      1,552,076
         Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,641,250
====================================================================================================================================
                                                                                                                         3,193,326
0.20     PHARMACEUTICALS
         AmerisourceBergen Corp, Sr Notes(a), 7.250%, 11/15/2012                                       $    575,000        598,000
====================================================================================================================================
1.11     PUBLISHING & PRINTING
         Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  2,740,000      2,616,700
         Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $    625,000        628,125
====================================================================================================================================
                                                                                                                         3,244,825
0.93     RAILROADS
         Burlington Northern Santa Fe, Notes, 6.125%, 3/15/2009                                        $  1,205,000      1,362,019
         Union Pacific, Notes, 6.650%, 1/15/2011                                                       $  1,205,000      1,373,713
====================================================================================================================================
                                                                                                                         2,735,732
0.66     REAL ESTATE INVESTMENT TRUSTS
         Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,825,000      1,925,375
====================================================================================================================================
0.70     SOFT DRINKS
         Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009                                               $  1,570,000      1,627,735
         Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    400,000        421,000
====================================================================================================================================
                                                                                                                         2,048,735
0.52     SPECIALTY CHEMICALS
         IMC Global, Sr Notes, Series B, 11.250%, 6/1/2011                                             $  1,450,000      1,518,875
====================================================================================================================================
0.35     STEEL
         Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $    985,000      1,024,400
====================================================================================================================================
2.57     WIRELESS TELECOMMUNICATION SERVICES
         AT&T Wireless Services, Sr Notes
           8.125%, 5/1/2012                                                                            $  1,330,000      1,429,750
           6.875%, 4/18/2005                                                                           $  1,500,000      1,590,000

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Nextel Communications, Sr Serial Redeemable Notes, 9.375%, 11/15/2009                         $  1,205,000 $    1,211,025
         VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                                           $  3,000,000      3,300,000
====================================================================================================================================
                                                                                                                         7,530,775
           TOTAL CORPORATE BONDS (AMORTIZED COST $152,720,440)                                                         153,001,036
====================================================================================================================================
         TOTAL FIXED INCOME SECURITIES (Amortized Cost $244,408,804)                                                   247,828,798
====================================================================================================================================
0.01     COMMON STOCKS, RIGHTS & WARRANTS - INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc Class A Warrants(e)(g) (Exp 2007)                                                     17,844          3,926
         Ntelos Inc Warrants(a)(g)(Exp 2010)                                                                  3,750              0
         XO Communications(g)                                                                                 4,863         14,346
         XO Communications Rights(g) (to purchase cmn shrs)                                               4,915,000              5
====================================================================================================================================
         TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $61,144)                                                              18,277
====================================================================================================================================
0.52     PREFERRED STOCKS
0.01     INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc, Pfd, Series A Shrs(e)(g), 2.500%                                                      8,052         27,055
====================================================================================================================================
0.51     MOVIES & ENTERTAINMENT
         CSC Holdings, Conv Pfd, Series H Shrs, 11.750%                                                      14,600      1,503,800
====================================================================================================================================
         TOTAL PREFERRED STOCKS (COST $1,550,312)                                                                        1,530,855
====================================================================================================================================
0.27     OTHER SECURITIES - ELECTRIC UTILITIES
         Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(i),
           2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA Inc(e) Cmn Stk)
           (Cost $1,873,125)                                                                                 30,000        780,000
====================================================================================================================================
11.84    SHORT-TERM INVESTMENTS
1.58     CORPORATE BONDS - ELECTRIC UTILITIES
         CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004 (Cost $4,900,000)                           $  4,900,000      4,630,500
====================================================================================================================================
9.54     COMMERCIAL PAPER
4.77     CONSUMER FINANCE
         General Electric Capital, 1.340%, 3/3/2003                                                    $ 14,000,000     14,000,000
====================================================================================================================================
4.77     MULTI-LINE INSURANCE
         AIG Funding, 1.320%, 3/3/2003                                                                 $ 14,000,000     14,000,000
====================================================================================================================================
           TOTAL COMMERCIAL PAPER (Cost $28,000,000)                                                                    28,000,000
====================================================================================================================================
0.72     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $2,110,229 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $2,152,087) (Cost $2,110,000)                                 $  2,110,000      2,110,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (COST $35,010,000)                                                                34,740,500
====================================================================================================================================
97.13    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $282,903,385)                                                                               284,898,430
====================================================================================================================================
2.87     OTHER ASSETS LESS LIABILITIES                                                                                   8,428,140
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 293,326,570
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND
98.94    MUNICIPAL BONDS
1.20     ALABAMA
         Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig School Warrants,
           Series 2000, 5.500%, 2/15/2020                                                              $  1,250,000 $    1,339,187
         Lauderdale Cnty & Florence City Hlth Care Auth, Alabama (Coffee Health Group)
           (MBIA Insured), Rev, Series 2000-A, 6.000%, 7/1/2029                                        $  1,000,000      1,126,560
====================================================================================================================================
                                                                                                                         2,465,747
1.07     ALASKA
         Alaska Hsg Fin (MBIA Insured), State Bldg Lease, Series 1999, 5.750%, 4/1/2017                $  2,000,000      2,118,880
         Alaska Indl Dev & Export Auth, Ref Revolving Fund, Series 1994A, Lots 1-29, 5.700%, 4/1/2004  $     85,000         88,941
====================================================================================================================================
                                                                                                                         2,207,821
2.63     ARIZONA
         Arizona Edl Ln Mktng (Student Lns Insured), Edl Ln Rev, 1992 Series B, 7.000%, 3/1/2005       $  1,000,000      1,024,640
         Arizona Tourism & Sports Auth (Multipurpose Stadium Facil Proj) (MBIA Insured),
           Tax Rev, Series 2003A, 5.000%, 7/1/2024                                                     $  1,000,000      1,019,650
         Phoenix Civic Impt, Arizona (FGIC Insured), Jr Lein Wastewtr System Rev, Series 2000, 5.700%,
           7/1/2008                                                                                    $  1,055,000      1,220,329
           7/1/2009                                                                                    $  1,275,000      1,479,816
         Pima Cnty Indl Dev Auth, Arizona (Radisson City Ctr Proj), Dev Rev, Ref, Series 2002, 6.500%,
           12/1/2007                                                                                   $    325,000        329,963
           12/1/2008                                                                                   $    345,000        351,362
====================================================================================================================================
                                                                                                                         5,425,760
1.20     ARKANSAS
         Arkansas Dev Fin Auth (FGIC Insured), Correction Facils Rev Ref, 2003 Series A, 4.500%,
           11/15/2009                                                                                  $  1,795,000      1,952,116
         North Little Rock Hlth Facils Brd, Arkansas (Baptist Health), Hlth Care Rev, Series 2001,
           5.700%, 7/1/2022                                                                            $    500,000        519,760
====================================================================================================================================
                                                                                                                         2,471,876
2.16     CALIFORNIA
         Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured), Wtr Rev Ref, Series 1996,
           6.000%, 4/1/2022                                                                            $  2,000,000      2,396,020
         Los Angeles Cmnty Redev Agency, California (Cinerama Dome Pub Parking Proj) (ACA Insured),
           Parking System Rev, Series 2000A, 5.750%, 7/1/2026                                          $  1,000,000      1,043,680
         Whittier Util Auth, California (MBIA Insured), Wtr Rev, 2003 Series A, 5.000%, 6/1/2028       $  1,000,000      1,017,950
====================================================================================================================================
                                                                                                                         4,457,650
1.66     COLORADO
         Clear Creek Cnty, Colorado (School Dist RE-1) (FSA Insured), Gen Oblig, Ref,
           Series 2002, 5.000%, 12/1/2019                                                              $    500,000        527,770
         El Paso Cnty, Colorado (El Paso School Dist #2 - Harrison) (FGIC Insured), Gen Oblig,
           Series 2001, 5.250%, 12/1/2026                                                              $  1,000,000      1,041,360
         Garfield Cnty, Colorado (Garfield School Dist #RE-2) (FSA Insured), Gen Oblig,
           Series 2003, 5.000%, 12/1/2023                                                              $  1,000,000      1,027,420
         Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation, Series 1994, 6.350%, 6/15/2006      $    300,000        319,809
         University of Colorado Hosp Auth, Rev, Series 2001A, 5.600%, 11/15/2031                       $    500,000        508,700
====================================================================================================================================
                                                                                                                         3,425,059
0.60     DISTRICT OF COLUMBIA
         District of Columbia (George Washington Univ Issue) (MBIA Insured),
           Univ Rev, Series 2001A, 5.125%, 9/15/2031                                                   $  1,000,000      1,021,260
         District of Columbia (Mandarin Oriental Hotel Proj) (FSA Insured), Tax Increment Rev,
           Series 2002, 5.250%, 7/1/2022                                                               $    200,000        209,656
====================================================================================================================================
                                                                                                                         1,230,916

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
0.55     FLORIDA
         Escambia Cnty Health Facils Auth, Florida (Florida Hlth Care Facil Ln Prog) (VHA Prog
           Administrator) (AMBAC Insured), Hlth Care Facil Rev, Series 2000A, 5.950%, 7/1/2020         $  1,000,000  $   1,124,070
====================================================================================================================================
1.59     GEORGIA
         Gwinnett Cnty Wtr & Sewerage Auth, Georgia, Rev, Series 2002, 5.250%, 8/1/2024                $  2,000,000      2,114,560
         Tift Cnty Hosp Auth, Georgia (AMBAC Insured), Rev Anticipation Ctfs, Series 2002,
           5.000%, 12/1/2022                                                                           $  1,130,000      1,158,759
====================================================================================================================================
                                                                                                                         3,273,319
8.18     ILLINOIS
         Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit School Dist #100 (Belvidere))
           (FSA Insured), Gen Oblig, Series 1997, Cap Appreciation Rev, 12/1/2010                      $  2,720,000      2,032,275
         Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref Rev, Series 1993B, 5.125%, 1/1/2022         $  3,065,000      3,286,262
         Chicago, Illinois (FGIC Insured), Gen Oblig, Proj & Ref Rev, Series 2000C, 5.500%, 1/1/2040   $  1,000,000      1,056,080
         Chicago, Illinois (Peoples Gas Light & Coke Proj), Gas Supply Rev, 1st & Ref Mtg,
           Medium-Term Notes, Series CC, 6.875%, 3/1/2015                                              $  2,875,000      2,922,323
         Chicago Park Dist, Illinois (Parking Rev Alternate Rev Source) (FGIC Insured), Gen Oblig,
           Unltd Tax Ref, Series 2002A, 5.000%, 1/1/2022                                               $  1,250,000      1,285,525
         Illinois Dept Cent Mgmt Svcs (MBIA Insured), Ctfs of Participation, Series 1999, 5.850%,
           7/1/2019                                                                                    $  1,750,000      1,948,170
         Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj), Rev, Series 1995, 6.350%, 1/1/2025   $  1,500,000      1,500,330
         Illinois Edl Facils Auth (Robert Morris College) (MBIA Insured), Rev, Series 2000, 5.750%,
           6/1/2020                                                                                    $  1,305,000      1,441,294
         Will Cnty, Illinois (School Dist #122) (FSA Insured), Gen Oblig, Series 2000A, 6.500%,
           11/1/2014                                                                                   $  1,165,000      1,397,278
====================================================================================================================================
                                                                                                                        16,869,537
10.32    INDIANA
         DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub Impt Proj), Rev, Series A 1995, 6.500%,
           1/15/2014                                                                                   $    900,000        962,865
         Hamilton Southeastern Cumberland Campus School Bldg, Indiana (Hamilton Cnty)
           (AMBAC Insured), 1st Mtg, Series 2001, 5.125%, 1/15/2023                                    $  1,000,000      1,029,940
         Indianapolis, Indiana (MBIA Insured), Thermal Energy System Rev, Series 2001A, 5.000%,
           10/1/2011                                                                                   $  2,500,000      2,784,225
         Mt Vernon of Hancock Cnty Multi-School Bldg, Indiana (Hancock Cnty), 1st Mtg,
           Series 2001A, 5.450%, 7/15/2022                                                             $  1,000,000      1,050,050
         Northern Wells Cmnty School Bldg, Indiana (Wells Cnty) (FGIC Insured), 1st Mtg,
           Series 2002, 5.400%, 7/15/2023                                                              $    500,000        530,665
         Northwest Allen Cnty Middle School, Indiana (Allen Cnty), 1st Mtg, Series 2003, 5.000%,
           1/15/2024                                                                                   $  1,300,000      1,326,793
         Petersburg, Indiana (Indianapolis Pwr & Light Proj),
           (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017                                     $  9,850,000     11,071,006
           PCR Ref, Series 1991, 5.750%, 8/1/2021                                                      $  1,500,000      1,457,970
         St Joseph Cnty Hosp Auth, Indiana (Memorial Hlth System) (AMBAC Insured), Hlth System Rev,
           Series 2000, 5.625%, 8/15/2033                                                              $  1,000,000      1,063,550
====================================================================================================================================
                                                                                                                        21,277,064
0.51     KANSAS
         Overland Park Dev, Kansas (Overland Park Convention Ctr Hotel Proj), 1st Tier Rev,
           Series 2000A, 7.375%, 1/1/2032                                                              $  1,000,000      1,045,170
====================================================================================================================================
6.14     LOUISIANA
         Lafayette, Louisiana (AMBAC Insured), Pub Impt Sales Tax Ref, Series 2002, 4.000%, 3/1/2008   $  1,000,000      1,063,860
         Lafayette, Louisiana (FGIC Insured), Pub Impt Sales Tax Rev, Series 2000A, 5.500%, 3/1/2023   $  1,000,000      1,067,270
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Baton Rouge Cmnty College Facils Proj)
           (MBIA Insured), Rev, Series 2002, 5.000%, 12/1/2026                                         $    500,000        509,775
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Bossier Parish Cmnty College-Campus
           Facils Proj) (MBIA Insured), Rev, Series 2002, 5.125%, 12/1/2024                            $  1,000,000      1,033,340

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Cap Proj & Equip Acquisition Prog), Rev,
           (ACA Insured), Series 2000, 6.550%, 9/1/2025                                                $  6,000,000   $  6,708,120
           (AMBAC Insured), Series 2000A, 6.300%, 7/1/2030                                             $  1,000,000      1,215,170
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Parking Facils Garage Proj) (AMBAC Insured),
           Rev, Series 2001A, 5.200%, 10/1/2020                                                        $    760,000        801,496
         Louisiana Pub Facils Auth (Dillard Univ Proj) (AMBAC Insured), Subordinate Rev,
           Series 2002B, 5.300%, 8/1/2026                                                              $    250,000        261,555
====================================================================================================================================
                                                                                                                        12,660,586
1.06     MAINE
         Maine Muni Bd Bank, Ref Rev, 2003 Series A, 5.000%, 11/1/2005                                 $  2,000,000      2,184,820
====================================================================================================================================
5.99     MASSACHUSETTS
         Boston Wtr & Swr Commn, Massachusetts (MBIA Insured), Gen Rev, 1993 Sr Series A,
           5.250%, 11/1/2019                                                                           $  5,385,000      5,995,551
         Commonwealth of Massachusetts, Gen Oblig, Cons Ln of 2000, Series A, 5.750%, 2/1/2009         $    785,000        900,944
         Massachusetts Dev Fin Agency (Boston Univ Issue) (Instn Insured), Rev, Series P, 6.000%,
           5/15/2059                                                                                   $  4,500,000      4,906,305
         Massachusetts State College Bldg Auth (XLCA Insured), Proj & Ref Rev, Series 2003B, 5.500%,
           5/1/2028                                                                                    $    500,000        554,835
====================================================================================================================================
                                                                                                                        12,357,635
4.36     MICHIGAN
         Allegan Pub School Dist, Michigan (Allegan Cnty) (FSA Insured), 2000 School Bldg & Site,
           Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030                                         $    500,000        546,170
         Caledonia Cmnty Schools, Michigan (Kent, Allegan & Barry Cntys) (FGIC Insured),
           2000 School Bldg & Site, Gen Oblig, Unltd Tax, 5.500%, 5/1/2023                             $  1,000,000      1,059,290
         Huron School Dist, Michigan (Wayne & Monroe Cntys) (FSA Insured), 2001 School Bldg & Site,
           Gen Oblig, Unltd Tax, 5.375%, 5/1/2026                                                      $    250,000        262,377
         Jackson Brownfield Redev Auth, Michigan (Jackson Cnty) (FGIC Insured), Gen Oblig,
           Ltd Tax Increment, Series 2002, 5.125%, 6/1/2024                                            $  1,000,000      1,034,780
         Lake Orion Cmnty School Dist, Michigan (Oakland Cnty) (FGIC Insured),
           2000 School Bldg & Site, Gen Oblig, Unltd Tax, Series A, 6.000%, 5/1/2018                   $    500,000        593,450
         Melvindale-Northern Allen Park School Dist, Michigan (Wayne Cnty) (FSA Insured),
           2003 School Bldg & Site, Gen Oblig, Ltd Tax, 5.000%, 5/1/2028                               $  1,000,000      1,017,090
         Michigan Hosp Fin Auth (Ascension Hlth Credit Group) (MBIA Insured), Rev, Series 1999A,
           5.500%, 11/15/2007                                                                          $  3,000,000      3,416,700
         Newaygo Pub Schools, Michigan (Newaygo Cnty), 2000 School Bldg & Site,
           Gen Oblig, Unltd Tax, 5.500%, 5/1/2021                                                      $  1,000,000      1,064,320
====================================================================================================================================
                                                                                                                         8,994,177
0.18     MINNESOTA
         Minneapolis - St Paul Metro Airports Commn, Minnesota (Northwest Airlines Proj), Special
           Facils Rev, Series 2001A, 7.000%, 4/1/2025                                                  $    500,000        366,250
====================================================================================================================================
0.51     MISSISSIPPI
         Mississippi Hosp Equip & Facils Auth (Forrest Cnty Gen Hosp Proj) (FSA Insured), Rev,
           Series 2000, 5.500%, 1/1/2027                                                               $  1,000,000      1,055,910
====================================================================================================================================
1.03     MISSOURI
         Missouri Hlth & Edl Facils Auth (Washington Univ), Edl Facils Rev, Series 2001A, 5.125%,
           6/15/2041                                                                                   $  1,250,000      1,274,113
         Missouri Hsg Dev Commn (FHA Insured), Multifamily Hsg Rev, 2001 Series II, 5.375%, 12/1/2018  $    820,000        850,602
====================================================================================================================================
                                                                                                                         2,124,715
1.12     NEVADA
         Clark Cnty, Nevada (FGIC Insured), Airport System Subordinate Lien Rev, Series 2001B,
           5.125%, 7/1/2021                                                                            $  2,250,000      2,320,087
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
2.79     NEW JERSEY
         New Jersey Hlth Care Facils Fing Auth (St Peter's Univ Hosp), Rev, Series 2000A, 6.875%,
           7/1/2020                                                                                    $    500,000  $     537,495
         New Jersey Transn Trust Fund Auth, Transn System Rev, 1999 Series A, 5.500%, 6/15/2010        $  1,670,000      1,909,612
         Tobacco Settlement Fing, New Jersey, Tobacco Settlement Rev, Asset Backed, Series 2002,
            6.000%, 6/1/2037                                                                           $    500,000        435,690
            5.750%, 6/1/2032                                                                           $  1,000,000        921,830
            5.375%, 6/1/2018                                                                           $  2,000,000      1,957,620
====================================================================================================================================
                                                                                                                         5,762,247
2.61     NEW MEXICO
         Los Alamos Cnty, New Mexico (FSA Insured), Util System Rev, Series 1994A, 6.000%, 7/1/2009    $  5,000,000      5,376,200
====================================================================================================================================
7.15     NEW YORK
         New York & New Jersey Port Auth, Cons Gen Oblig Rev, Ninety-Third Series, 6.125%, 6/1/2094    $  5,250,000      6,162,975
         New York City Muni Wtr Fin Auth, New York, Wtr & Swr System Rev, Fiscal 2000 Series B,
           Prefunded, 6.000%, 6/15/2033                                                                $    935,000      1,130,106
           Unrefunded, 6.000%, 6/15/2033                                                               $    565,000        667,903
         New York City Transitional Fin Auth, New York, Future Tax Secured Rev, Fiscal 2003 Series D,
           5.000%, 2/1/2027                                                                            $  1,300,000      1,313,507
         Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
           Series 1993B, 5.000%, 1/1/2020                                                              $  1,935,000      2,091,638
           Series Y, 5.500%, 1/1/2017                                                                  $  2,900,000      3,376,296
====================================================================================================================================
                                                                                                                        14,742,425
3.60     OHIO
         Cleveland, Ohio (MBIA Insured), Wtrwks Impt, 1st Mtg Ref Rev, Series G, 1993, 5.500%,
           1/1/2021                                                                                    $  3,300,000      3,767,313
         Ohio Wtr Dept Auth (Cleveland Elec Illum Proj), PCR Ref, Series 1999-A, 5.580%, 6/15/2033     $  3,000,000      3,065,040
         Plain Loc School Dist, Ohio (Franklin & Licking Cntys) (FGIC Insured), Gen Oblig, Unltd Tax,
           Series 2000
             Prefunded, 6.000%, 12/1/2025                                                              $    410,000        489,589
             Unrefunded, 6.000%, 12/1/2025                                                             $     90,000        101,466
====================================================================================================================================
                                                                                                                         7,423,408
1.77     OKLAHOMA
         Jenks Aquarium Auth, Oklahoma (MBIA Insured), 1st Mtg Rev, Series 2000, 6.000%, 7/1/2020      $    800,000        914,392
         Oklahoma City Airport Trust, Oklahoma (FSA Insured), Jr Lien Rev, Twenty-Seventh Series,
           Series A, 5.125%, 7/1/2020                                                                  $  2,675,000      2,741,233
====================================================================================================================================
                                                                                                                         3,655,625
0.67     RHODE ISLAND
         Providence Pub Bldgs Auth, Rhode Island (School Proj) (FSA Insured), Rev, 2000 Series A,
           5.750%, 12/15/2016                                                                          $  1,210,000      1,382,062
====================================================================================================================================
0.49     SOUTH CAROLINA
         South Carolina Jobs-Econ Dev Auth (Bon Secours Health System Obligated Group), Econ Dev Rev,
           Series 2002A, 5.500%, 11/15/2023                                                            $  1,000,000      1,007,140
====================================================================================================================================
0.99     SOUTH DAKOTA
         Aberdeen School Dist #6-1, South Dakota (Brown Cnty) (FSA Insured), Gen Oblig, Series 2000,
           5.450%, 1/1/2026                                                                            $  1,940,000      2,039,541
====================================================================================================================================
20.04    TEXAS
         Austin, Texas (AMBAC Insured), Combined Util Systems Rev Ref, Series 1992, Cap Appreciation,
           11/15/2011                                                                                  $  1,400,000        996,352
         Comal Indpt School Dist, Texas (Comal Cnty) (PSFG Insured), Unltd Tax School Bldg & Ref,
           Series 2001, 5.250%, 2/1/2028                                                               $  1,000,000      1,032,670
         Denton, Texas (Denton Cnty) (FSA Insured), Util System Rev, Series 2000A, 5.400%, 12/1/2013   $  1,000,000      1,108,630

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Galena Park Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Unltd Tax School Bldg
           & Ref, Series 1996, Cap Appreciation, 8/15/2023                                             $  2,000,000   $    699,100
         Harris Cnty, Texas (MBIA Insured), Gen Oblig, Rev Ref, Series 2002, 5.125%, 8/15/2031         $  1,000,000      1,016,330
         Harris Cnty Hlth Facils Dev, Texas (St Luke's Episcopal Hosp), Rev, Series 2002, 5.125%,
           2/15/2032                                                                                   $  1,000,000        990,750
         Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured),  Jr Lein Rev Ref, Series 2001B,
           5.250%, 11/15/2040                                                                          $  2,000,000      2,043,580
         Jefferson Cnty, Texas (FGIC Insured), Gen Oblig, Ref, Series 2002A, 5.250%, 8/1/2025          $  3,220,000      3,344,260
         Laredo Cmnty College Dist, Texas (Webb Cnty) (AMBAC Insured), Special Oblig, Ltd Tax,
           Series 2002, 5.250%, 8/1/2027                                                               $  1,000,000      1,037,050
         Little Elm Indpt School Dist, Texas (Denton Cnty) (PSFG Insured), Unltd Tax School Bldg
           & Ref, Series 1999, 6.000%, 8/15/2035                                                       $  1,500,000      1,678,785
         Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev, Series 1998, 5.250%, 7/1/2013    $  2,000,000      2,100,360
         Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev, Series 2000, 5.250%, 9/1/2020           $  1,000,000      1,057,710
         Nacogdoches Indpt School Dist, Texas (Nacogdoches Cnty) (PSFG Insured), Unltd Tax School
           Bldg & Ref, Series 2001, 5.300%, 2/15/2025                                                  $  1,000,000      1,039,460
         North Central Texas Hlth Facils Dev (MBIA Insured), Hlth Resources System Rev,
           Series 1997B, 5.750%, 2/15/2012                                                             $  2,000,000      2,232,860
         Nueces River Auth, Texas (City of Corpus Christi Lake Texana Proj) (FSA Insured), Wtr Supply
           Facils Rev, Series 1997, 5.500%, 3/1/2027                                                   $  1,900,000      1,970,319
         San Antonio, Texas (Bexar Cnty), Wtr System Rev & Ref, Series 1999, 5.875%, 5/15/2018         $  1,000,000      1,120,950
         San Antonio, Texas, Gen Impt Rev, Series 2000A, 5.375%, 2/1/2019                              $  1,185,000      1,262,360
         Spring Branch Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Ltd Tax Schoolhouse,
           Series 2000, 5.750%, 2/1/2024                                                               $  3,300,000      3,605,811
         Texas Wtr Finl Assistance (State Participation Prog), Gen Oblig, Series 1999C, 5.500%,
           8/1/2024                                                                                    $  1,500,000      1,589,295
         Town Ctr Impt Dist, Texas (Montgomery Cnty) (FGIC Insured), Sales Tax & Hotel Occupancy Tax,
           Series 2001, 5.125%, 3/1/2021                                                               $  2,500,000      2,592,250
         Waxahachie Indpt School Dist, Texas (Ellis Cnty) (PSFG Insured), Unltd Tax School Bldg & Ref,
           Series 2002,
              5.375%, 8/15/2027                                                                        $  1,000,000      1,047,450
              5.250%, 8/15/2026                                                                        $  1,400,000      1,449,392
              5.250%, 8/15/2030                                                                        $  2,890,000      2,983,838
         West University Place, Texas (FGIC Insured), Perm Impt Rev, Series 2000,
            5.350%, 2/1/2020                                                                           $  2,150,000      2,265,111
            5.300%, 2/1/2018                                                                           $  1,000,000      1,071,490
====================================================================================================================================
                                                                                                                        41,336,163
0.60     UTAH
         Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family Mtg, 1994 Issue D-1,
           Term Mezzanine, 6.450%, 7/1/2011                                                            $    145,000        150,759
         West Valley City, Utah (AMBAC Insured), Sales Tax Rev, Series 2002A, 5.000%, 7/15/2019        $  1,035,000      1,085,746
====================================================================================================================================
                                                                                                                         1,236,505
0.32     VERMONT
         Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5, 6.875%, 11/1/2016                    $    645,000        666,840
====================================================================================================================================
2.36     VIRGINIA
         Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp Obligated Group) (AGIC Insured),
           Hosp Rev, Series 2002, 5.500%, 10/1/2017                                                    $    500,000        549,780
         Henrico Cnty Economic Dev Auth, Virginia (Virginia United Methodist Homes),
           Residential Care Facil Rev Ref, Series 2002A, 6.500%, 6/1/2022                              $  1,000,000        996,280
         Virginia Commonwealth Transn Brd, Fed Hwy Reimbursement Anticipation Notes,
           Series 2002, 5.000%, 10/1/2006                                                              $  1,500,000      1,672,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev, 2000 Series D, 5.700%, 4/1/2011             $  1,500,000   $  1,641,870
====================================================================================================================================
                                                                                                                         4,860,430
1.37     WASHINGTON
         Pierce Cnty, Washington (White River School Dist #416), Gen Oblig, Unltd Tax,
           Series 2000, 5.350%, 12/1/2009                                                              $  1,550,000      1,775,866
         Washington Hlth Care Facils Auth (Providence Hlth System) (MBIA Insured), Rev,
           Series 2001A, 5.250%, 10/1/2021                                                             $  1,000,000      1,042,890
====================================================================================================================================
                                                                                                                         2,818,756
2.12     WISCONSIN
         Adams Cnty, Wisconsin (Adams-Friendship School Dist) (AMBAC Insured),
           Gen Oblig, Ref, 6.500%, 4/1/2015                                                            $  1,340,000      1,655,114
         Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                                          $  2,500,000      2,707,050
====================================================================================================================================
                                                                                                                         4,362,164
         TOTAL MUNICIPAL BONDS (AMORTIZED COST $187,744,203)                                                           204,007,675
====================================================================================================================================
3.18     SHORT-TERM INVESTMENTS - MUNICIPAL BONDS
0.00     DISTRICT OF COLUMBIA
         District of Columbia, Gen Oblig, Prerefunded, Ref, Series 1994A-3, 5.200%, 6/1/2003           $     10,000         10,100
====================================================================================================================================
0.02     FLORIDA
         Miami Beach Redev Agency, Florida (City Ctr/Historic Convention Vlg), Tax Increment Rev,
           Series 1993, 5.100%, 12/1/2003                                                              $     40,000         41,047
====================================================================================================================================
1.69     INDIANA
         Indiana Edl Facils Auth (Depauw Univ Proj), VRD, Edl Facils Rev, Series 2002, 7/1/2032(j)     $  3,500,000      3,500,000
====================================================================================================================================
0.73     MASSACHUSETTS
         Massachusetts Wtr Resources Auth, Multi-Modal, Sub Gen Rev Ref, VR, 2002 Series D,
           8/1/2017(j)                                                                                 $  1,500,000      1,500,000
====================================================================================================================================
0.14     MINNESOTA
         Brooklyn Center, Minnesota (Brookdale Corp Ctr III Proj), VRD, Rev Ref, Series 2001,
           12/1/2007(j)                                                                                $    300,000        300,000
====================================================================================================================================
0.02     NEVADA
         Nevada Hsg Div (Single Family Prog), Sr Rev, 1994 Issue B-1, 5.900%, 4/1/2003                 $     45,000         45,112
====================================================================================================================================
0.58     WYOMING
         Kemmerer, Wyoming (Exxon Proj), VR, PCR, Series 1984, 11/1/2014(i)                            $  1,200,000      1,200,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $6,594,996)                                                        6,596,259
====================================================================================================================================
102.12   TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $194, 339,199)                                                                              210,603,934
====================================================================================================================================
(2.12)   OTHER ASSETS LESS LIABILITIES                                                                                  (4,364,066)
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 206,239,868
====================================================================================================================================

US GOVERNMENT SECURITIES FUND
65.23    FIXED INCOME SECURITIES
27.20    US GOVERNMENT OBLIGATIONS
         US Treasury Notes, 4.000%, 11/15/2012 (Amortized Cost $49,710,859)                            $ 50,000,000 $   51,287,100
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
38.03    US GOVERNMENT AGENCY OBLIGATIONS
         Freddie Mac, Gold, Participation Certificates
           5.500%, 12/1/2016                                                                           $  7,637,685   $  7,970,510
           5.000%, 11/1/2016                                                                           $  8,761,553      9,053,763
           5.000%, 12/1/2017                                                                           $ 19,774,248     20,428,504
         Government National Mortgage Association I, Platinum Collateral
           5.000%, 11/15/2017                                                                          $  8,356,143      8,689,447
         Government National Mortgage Association I & II, Single Issuer
           5.000%, 12/15/2017                                                                          $ 15,362,624     15,975,398
           5.000%, 1/15/2018                                                                           $  4,147,236      4,310,917
           5.000%, 2/15/2018                                                                           $  5,094,489      5,295,556
====================================================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (AMORTIZED COST $70,189,229)                                          71,724,095
====================================================================================================================================
         TOTAL FIXED INCOME SECURITIES (Amortized Cost $119,900,088)                                                   123,011,195
====================================================================================================================================
33.73    SHORT-TERM INVESTMENTS
24.18    US Government Obligations
         US Treasury Notes
           3.875%, 7/31/2003                                                                           $ 17,500,000     17,694,145
           3.000%, 11/30/2003                                                                          $ 12,500,000     12,666,500
           3.000%, 1/31/2004                                                                           $ 15,000,000     15,245,505
====================================================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $45,376,422)                                                 45,606,150
====================================================================================================================================
9.55     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $18,011,951 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $18,367,815) (Cost $18,010,000)                               $ 18,010,000     18,010,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $63,386,422)                                                      63,616,150
====================================================================================================================================
98.96    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $183,286,510)                                                                               186,627,345
====================================================================================================================================
1.04     OTHER ASSETS LESS LIABILITIES                                                                                   1,958,524
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 188,585,869
====================================================================================================================================

(a) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(b) Defaulted security. The Fund has stopped accruing interest income.

(c) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step-up at a future date.

(d) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(e) The company filed for bankruptcy.

(f) Security contains an adjustable rate feature. Rate shown reflects current rate which may change at a future date.

(g) Security is non-income producing.

(h) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(i) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(j) All securities with a maturity date greater than one year have either a variable rate, demand future, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following acronyms may be used in security descriptions:
ACA           -     American Capital Access Financial Guaranty Corporation
AGIC          -     Asset Guaranty Insurance Company
AMBAC         -     American Municipal Bond Assurance Corporation
FGIC          -     Flexible Guaranty Insurance Company
FHA           -     Federal Housing Association
FHMA          -     Federal Home Mortgage Association
FR            -     Fixed Rate
FSA           -     Financial Security Assurance
GNMA          -     Governement National Mortgage Association
MBIA          -     Municipal Bond Investors Assurance Corporation
PCR           -     Pollution Control Revenue
PSFG          -     Permanent School Fund Guarantee Program
VA            -     Veteran's Association
VHA           -     Veteran's Housing Association
VR(k)         -     Variable Rate
VRD(k)        -     Variable Rate Demand
XLCA          -     XL Capital Assurance Inc

(k) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  305,114,380     $  282,903,385
===========================================================================================
   At Value(a)                                           $  281,265,444     $  284,898,430
Cash                                                             57,557                  0
Receivables:
   Investment Securities Sold                                 2,116,671          5,829,814
   Fund Shares Sold                                           1,036,218          1,209,942
   Interest                                                   6,241,310          3,577,728
Prepaid Expenses and Other Assets                                53,955             66,574
===========================================================================================
TOTAL ASSETS                                                290,771,155        295,582,488
===========================================================================================
LIABILITIES
Payables:
   Custodian                                                          0             96,276
   Distributions to Shareholders                                308,560             79,180
   Investment Securities Purchased                            1,044,616                  0
   Fund Shares Repurchased                                      953,776          1,956,125
Accrued Distribution Expenses
   Investor Class                                                47,693             49,875
   Class A                                                        1,295                792
   Class B                                                          389                230
   Class C                                                        6,582              1,647
   Class K                                                          288              1,509
Accrued Expenses and Other Payables                              79,771             70,284
===========================================================================================
TOTAL LIABILITIES                                             2,442,970          2,255,918
===========================================================================================
NET ASSETS AT VALUE                                      $  288,328,185     $  293,326,570
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  765,194,773     $  421,797,792
Accumulated Undistributed Net Investment Income                 351,326             35,194
Accumulated Undistributed Net Realized Loss on
   Investment Securities                                   (453,368,978)      (130,501,461)
Net Appreciation (Depreciation) of Investment Securities    (23,848,936)         1,995,045
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  288,328,185     $  293,326,570
===========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  270,042,288     $  284,051,252
===========================================================================================
   Class A                                               $    5,675,918     $    1,463,363
===========================================================================================
   Class B                                               $      708,691     $      352,436
===========================================================================================
   Class C                                               $   10,963,568     $    2,674,907
===========================================================================================
   Class K                                               $      937,720     $    4,784,612
===========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                  HIGH             SELECT
                                                                 YIELD             INCOME
                                                                  FUND               FUND
                                                            (CONTINUED)        (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            79,663,889         53,712,951
   Class A                                                    1,658,972            276,556
   Class B                                                      209,720             66,678
   Class C                                                    3,249,158            505,772
   Class K                                                      277,234            905,239
===========================================================================================
NET ASSET VALUE PER SHARE:
   Investor Class, Offering and Redemption Price
      per Share                                          $         3.39     $         5.29
   Class A
      Redemption Price per Share                         $         3.42     $         5.29
      Offering Price per Share (Maximum sales charge
        of 4.75%)                                        $         3.59     $         5.55
   Class B, Offering and Redemption Price per Share      $         3.38     $         5.29
   Class C, Offering and Redemption Price per Share      $         3.37     $         5.29
   Class K, Offering and Redemption Price per Share      $         3.38     $         5.29
===========================================================================================

(a) Investment securities at cost and value at February 28, 2003 include repurchase agreements of $558,000 and $2,110,000 for High Yield and Select Income Funds,
    respectively.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield
    Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor
    Class, 300 million to High Yield Fund - Class A, 300 million to High Yield Fund - Class
    B, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K and 300 million to each class of Select Income Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  194,339,199     $  183,286,510
===========================================================================================
   At Value(a)                                           $  210,603,934     $  186,627,345
Cash                                                            165,921            320,220
Receivables:
   Fund Shares Sold                                             563,748          3,139,595
   Interest                                                   2,304,212          1,059,755
Prepaid Expenses and Other Assets                                37,637             45,522
===========================================================================================
TOTAL ASSETS                                                213,675,452        191,192,437
===========================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                162,206             24,918
   Investment Securities Purchased                            7,008,821                  0
   Fund Shares Repurchased                                      177,739          2,516,780
Accrued Distribution Expenses
   Investor Class                                                35,395             29,606
   Class A                                                          284              2,402
   Class B                                                          378              1,145
   Class C                                                        1,167              5,399
Accrued Expenses and Other Payables                              49,594             26,318
===========================================================================================
TOTAL LIABILITIES                                             7,435,584          2,606,568
===========================================================================================
NET ASSETS AT VALUE                                      $  206,239,868     $  188,585,869
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  191,836,393     $  184,463,765
Accumulated Undistributed Net Investment Income                   4,036            103,325
Accumulated Undistributed Net Realized Gain (Loss) on
   Investment Securities                                     (1,865,296)           677,944
Net Appreciation of Investment Securities                    16,264,735          3,340,835
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  206,239,868     $  188,585,869
===========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  202,769,821     $  168,059,398
===========================================================================================
   Class A                                               $    1,276,722     $   11,095,536
===========================================================================================
   Class B                                               $      569,022     $    1,639,121
===========================================================================================
   Class C                                               $    1,624,303     $    7,791,814
===========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
                                                            (CONTINUED)        (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            12,889,182         22,006,276
   Class A                                                       81,317          1,187,601
   Class B                                                       36,171            214,420
   Class C                                                       91,358          1,020,777
===========================================================================================
NET ASSET VALUE PER SHARE:
   Investor Class, Offering and Redemption Price
      per Share                                          $        15.73     $         7.64
   Class A
      Redemption Price per Share                         $        15.70     $         9.34
      Offering Price per Share (Maximum sales charge
         of 4.75%)                                       $        16.48     $         9.81
   Class B, Offering and Redemption Price per Share      $        15.73     $         7.64
   Class C, Offering and Redemption Price per Share      $        17.78     $         7.63
===========================================================================================

(a) Investment securities at cost and value at February 28, 2003 includes a repurchase agreement of $18,010,000 for U.S. Government Securities Fund.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free
    Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each
    Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2003
UNAUDITED

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                $      772,375     $      159,455
Interest                                                     14,127,715          9,753,263
===========================================================================================
   TOTAL INCOME                                              14,900,090          9,912,718
===========================================================================================
EXPENSES
Investment Advisory Fees                                        670,761            803,509
Distribution Expenses                                           362,577            380,456
Transfer Agent Fees                                             643,311            856,149
Administrative Services Fees                                     65,369             70,911
Custodian Fees and Expenses                                      27,477             28,480
Directors' Fees and Expenses                                     13,962             15,853
Interest Expenses                                                   521              2,581
Professional Fees and Expenses                                   24,903             25,725
Registration Fees and Expenses
   Investor Class                                                13,337             16,365
   Class A                                                           42                 44
   Class B                                                           38                978
   Class C                                                        1,342              1,330
   Class K                                                        1,970              1,982
Reports to Shareholders                                          60,651             53,617
Other Expenses                                                   16,688             16,589
===========================================================================================
   TOTAL EXPENSES                                             1,902,949          2,274,569
   Fees and Expenses Absorbed/Reimbursed by Investment
      Adviser                                                  (196,112)          (715,431)
   Fees and Expenses Paid Indirectly                               (948)              (812)
===========================================================================================
      NET EXPENSES                                            1,705,889          1,558,326
===========================================================================================
NET INVESTMENT INCOME                                        13,194,201          8,354,392
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                 (126,454,082)       (41,271,780)
Change in Net Appreciation/Depreciation of Investment
   Securities                                               147,559,869         55,892,878
===========================================================================================
NET GAIN ON INVESTMENT SECURITIES                            21,105,787         14,621,098
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $   34,299,988     $   22,975,490
===========================================================================================

See Notes to Financial Statements

INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                          $    5,042,548     $    3,330,361
===========================================================================================
EXPENSES
Investment Advisory Fees                                        543,482            481,949
Distribution Expenses                                           256,230            248,905
Transfer Agent Fees                                             135,317            373,443
Administrative Services Fees                                     49,467             44,432
Custodian Fees and Expenses                                      13,522             15,455
Directors' Fees and Expenses                                     11,019             10,233
Interest Expenses                                                 1,936                  0
Professional Fees and Expenses                                   20,666             19,617
Registration Fees and Expenses
   Investor Class                                                14,755             16,078
   Class A                                                          982                999
   Class B                                                           40                989
   Class C                                                        1,330              1,394
Reports to Shareholders                                          27,658             58,846
Other Expenses                                                   22,636              7,026
===========================================================================================
   TOTAL EXPENSES                                             1,099,040          1,279,366
   Fees and Expenses Absorbed/Reimbursed by Investment
      Adviser                                                  (196,299)          (370,736)
   Fees and Expenses Paid Indirectly                             (1,002)               (35)
===========================================================================================
      NET EXPENSES                                              901,739            908,595
===========================================================================================
NET INVESTMENT INCOME                                         4,140,809          2,421,766
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                       99,946          5,673,981
Change in Net Appreciation/Depreciation of Investment
   Securities                                                 2,145,481         (2,662,227)
===========================================================================================
NET GAIN ON INVESTMENT SECURITIES                             2,245,427          3,011,754
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $    6,386,236     $    5,433,520
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $   13,194,201     $   38,897,725
Net Realized Loss                                          (126,454,082)      (179,787,118)
Change in Net Appreciation/Depreciation                     147,559,869         52,264,710
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           34,299,988        (88,624,683)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                           (12,641,825)       (38,254,815)
   Class A                                                     (224,172)           (13,248)
   Class B                                                      (13,604)            (5,198)
   Class C                                                     (274,830)          (530,389)
   Class K                                                      (39,770)           (74,387)
===========================================================================================
TOTAL DISTRIBUTIONS                                         (13,194,201)       (38,878,037)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            38,629,693         61,637,196
   Class A                                                   42,450,804          1,432,329
   Class B                                                      506,536            219,698
   Class C                                                   17,615,732          4,648,460
   Class K                                                      215,163          1,248,753
Reinvestment of Distributions
   Investor Class                                            10,829,672         33,291,866
   Class A                                                      161,693              7,627
   Class B                                                       10,351              4,897
   Class C                                                      196,424            340,555
   Class K                                                       39,658             74,387
===========================================================================================
                                                            110,655,726        102,905,768
Amounts Paid for Repurchases of Shares
   Investor Class                                           (59,167,976)      (226,473,317)
   Class A                                                  (38,199,890)          (752,541)
   Class B                                                      (14,729)           (34,473)
   Class C                                                  (11,537,346)        (6,558,133)
   Class K                                                     (172,618)          (385,319)
===========================================================================================
                                                           (109,092,559)      (234,203,783)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                    1,563,167       (131,298,015)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                      22,668,954       (258,800,735)
NET ASSETS
Beginning of Period                                         265,659,231        524,459,966
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $351,326 and $351,326,
   respectively)                                         $  288,328,185     $  265,659,231
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
SELECT INCOME FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    8,354,392     $   27,490,121
Net Realized Loss                                           (41,271,780)       (51,675,879)
Change in Net Appreciation/Depreciation                      55,892,878        (17,942,040)
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           22,975,490        (42,127,798)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (8,086,942)       (27,098,344)
   Class A                                                      (74,447)            (5,628)
   Class B                                                       (6,078)            (1,369)
   Class C                                                      (45,040)          (105,117)
   Class K                                                     (133,447)          (284,456)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (8,345,954)       (27,494,914)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            73,051,570        194,511,191
   Class A                                                   73,554,959            283,239
   Class B                                                      254,223             90,056
   Class C                                                    1,809,136            982,308
   Class K                                                      654,054          7,884,951
Reinvestment of Distributions
   Investor Class                                             7,373,988         25,174,430
   Class A                                                       22,153              5,628
   Class B                                                        2,886              1,346
   Class C                                                       41,423             96,422
   Class K                                                      133,409            284,456
===========================================================================================
                                                            156,897,801        229,314,027
Amounts Paid for Repurchases of Shares
   Investor Class                                          (131,769,656)      (423,307,119)
   Class A                                                  (72,507,151)            (5,603)
   Class B                                                       (8,254)                 0
   Class C                                                     (907,543)        (1,989,997)
   Class K                                                   (1,336,458)        (2,530,537)
===========================================================================================
                                                           (206,529,062)      (427,833,256)
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (49,631,261)      (198,519,229)
===========================================================================================
TOTAL DECREASE IN NET ASSETS                                (35,001,725)      (268,141,941)
NET ASSETS
Beginning of Period                                         328,328,295        596,470,236
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $35,194 and $26,756,
   respectively)                                         $  293,326,570     $  328,328,295
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
TAX-FREE BOND FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    4,140,809     $    8,237,112
Net Realized Gain                                                99,946            499,665
Change in Net Appreciation/Depreciation                       2,145,481            822,363
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            6,386,236          9,559,140
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (4,084,996)        (8,197,277)
   Class A                                                      (16,237)            (1,710)
   Class B                                                       (7,019)            (1,208)
   Class C                                                      (32,557)           (36,917)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (4,140,809)        (8,237,112)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            79,304,195        250,715,078
   Class A                                                    8,056,579            265,064
   Class B                                                      322,763            296,326
   Class C                                                   10,602,011          6,650,861
Reinvestment of Distributions
   Investor Class                                             2,979,906          5,949,699
   Class A                                                       11,177              1,485
   Class B                                                        4,932                434
   Class C                                                       25,604             26,047
===========================================================================================
                                                            101,307,167        263,904,994
Amounts Paid for Repurchases of Shares
   Investor Class                                           (78,403,697)      (275,925,361)
   Class A                                                   (7,044,505)           (42,139)
   Class B                                                      (64,834)                 0
   Class C                                                   (9,798,554)        (7,156,667)
===========================================================================================
                                                            (95,311,590)      (283,124,167)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                    5,995,577        (19,219,173)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                       8,241,004        (17,897,145)
NET ASSETS
Beginning of Period                                         197,998,864        215,896,009
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $4,036 and $4,036,
   respectively)                                         $  206,239,868     $  197,998,864
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    2,421,766     $    6,074,021
Net Realized Gain (Loss)                                      5,673,981           (942,947)
Change in Net Appreciation/Depreciation                      (2,662,227)         4,531,395
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            5,433,520          9,662,469
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (5,376,554)        (5,853,389)
   Class A                                                     (140,735)            (5,380)
   Class B                                                      (39,331)            (7,408)
   Class C                                                     (178,663)          (207,844)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (5,735,283)        (6,074,021)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            84,142,336        276,502,535
   Class A                                                   75,903,843          4,195,218
   Class B                                                    1,023,195          1,005,380
   Class C                                                   24,695,926         29,132,359
Reinvestment of Distributions
   Investor Class                                             5,061,620          5,222,247
   Class A                                                       72,901              2,306
   Class B                                                       27,938              5,982
   Class C                                                      155,267            177,547
===========================================================================================
                                                            191,083,026        316,243,574
Amounts Paid for Repurchases of Shares
   Investor Class                                           (79,765,456)      (256,838,771)
   Class A                                                  (66,277,918)        (2,883,457)
   Class B                                                     (391,764)           (64,452)
   Class C                                                  (22,355,759)       (31,390,354)
===========================================================================================
                                                           (168,790,897)      (291,177,034)
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                   22,292,129         25,066,540
===========================================================================================
TOTAL INCREASE IN NET ASSETS                                 21,990,366         28,654,988
NET ASSETS
Beginning of Period                                         166,595,503        137,940,515
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income (Loss) of $103,325 and
   ($9,320), respectively)                               $  188,585,869     $  166,595,503
===========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO BOND FUNDS, INC.
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Investment income received from foreign sources may be subject to foreign withholding taxes. It is the Fund's accounting practice to discontinue the accrual of income to provide an estimate for probable losses due to unpaid interest income on defaulted bonds. Charge offs of income are recorded when information obtained indicates previously recorded amounts are not collectable. During the six months ended February 28, 2003, High Yield and Select Income Funds did not write off any accrued interest.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended February 28, 2003, there were no such investments by any Fund.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds due to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 2002, 99.75% were exempt from federal income taxes for the Tax-Free Bond Fund. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the six months ended February 28, 2003 and the year ended August 31, 2002 and amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders for the year ended August 31, 2002, were as follows:

                                        SIX MONTHS ENDED      SIX MONTHS ENDED         YEAR ENDED         YEAR ENDED
                                       FEBRUARY 28, 2003     FEBRUARY 28, 2003    AUGUST 31, 2002    AUGUST 31, 2002
                                         ORDINARY INCOME     LONG-TERM CAPITAL    ORDINARY INCOME         QUALIFYING
FUND                                       DISTRIBUTIONS    GAIN DISTRIBUTIONS      DISTRIBUTIONS         PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
High Yield Fund                         $    13,194,201       $             0     $    38,878,037              6.64%
Select Income Fund                            8,345,954                     0          27,494,914              1.02%
Tax-Free Bond Fund                            4,140,809                     0           8,237,112              0.00%
U.S. Government Securities Fund               3,845,571             1,889,712           6,074,021              0.00%

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

The tax components of the Fund at February 28, 2003 include:

                                                                                                              NET TAX
                                               COST OF            GROSS TAX            GROSS TAX         APPRECIATION
                                       INVESTMENTS FOR           UNREALIZED           UNREALIZED       (DEPRECIATION)
FUND                                      TAX PURPOSES         APPRECIATION         DEPRECIATION       ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                         $  311,662,207       $   11,055,656       $   41,452,419       $  (30,396,763)
Select Income Fund                         283,267,468            9,529,976            7,899,014            1,630,962
Tax-Free Bond Fund                         194,339,199           16,541,027              276,292           16,264,735
U.S. Government Securities Fund            183,374,993            3,252,352                    0            3,252,352

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Deferred post-October 31 capital losses are: High Yield Fund $143,841,326, Select Income Fund $39,032,716 and U.S. Government Securities Fund $1,177,536.

F. EXPENSES - Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                                                   AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------

                                                                      $0 TO              $300 TO                 OVER
                                                                       $300                 $500                 $500
FUND                                                                MILLION              MILLION              MILLION
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                       0.50%                0.40%                0.30%
Select Income Fund                                                    0.55%                0.45%                0.35%
Tax-Free Bond Fund                                                    0.55%                0.45%                0.35%
U.S. Government Securities Fund                                       0.55%                0.45%                0.35%

A sub-advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended February 28, 2003, amounts paid to the Distributor were as follows:

                                             INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                            CLASS               A               B               C               K
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                          $    327,637    $      6,817    $      1,248    $     27,569    $      1,856
Select Income Fund                            369,809           5,079           1,109           8,845          11,323
Tax-Free Bond Fund                            248,617           1,244           1,993           9,080               -
U.S. Government Securities Fund               206,461           7,909           6,311          27,702               -

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended February 28, 2003, for Class B were as follows:

                                                                                                 DISTRIBUTOR'S         DISTRIBUTOR'S
                                                                                                     AGGREGATE          UNREIMBURSED
                                                                                                  UNREIMBURSED         EXPENSES AS %
                                                                         AMOUNT RETAINED              EXPENSES         OF NET ASSETS
FUND                                                                      BY DISTRIBUTOR            UNDER PLAN              OF CLASS
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund - Class B Plan                                              $      1,530          $     15,849                 2.24%
Select Income  Fund - Class B Plan                                                 1,246                 7,525                 2.14%
Tax-Free Bond Fund - Class B Plan                                                  2,062                 9,345                 1.64%
U.S. Government Securities Fund - Class B Plan                                     6,288                16,914                 1.03%

Distribution Expenses for each class as presented in the Statement of Operations for the six months ended February 28, 2003 were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    320,629    $      7,967    $      1,502    $     30,629    $      1,850
Select Income Fund                                           353,398           5,797           1,268           9,141          10,852
Tax-Free Bond Fund                                           243,068           1,461           2,158           9,543               -
U.S. Government Securities Fund                              202,928          10,005           6,652          29,320               -

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months ended February 28, 2003 were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    626,819    $      1,228    $        301    $      9,715    $      5,248
Select Income Fund                                           829,959           1,135             176           4,386          20,493
Tax-Free Bond Fund                                           131,641             660             304           2,712               -
U.S. Government Securities Fund                              354,118           2,876           1,176          15,273               -

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended February 28, 2003, total fees and expenses voluntarily absorbed were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    188,638    $          0    $          0    $      1,254    $      6,220
Select Income Fund                                           688,571               0           1,335           6,057          19,468
Tax-Free Bond Fund                                           189,270           1,649             448           4,932               -
U.S. Government Securities Fund                              349,982           1,246           2,123          17,385               -

At February 28, 2003, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the year ended August 31, 2005 and the six months ended February 28, 2006, are as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    333,773    $          0    $          0    $      5,475    $      8,608
Select Income Fund                                           980,503               0           1,336           9,081          29,311
Tax-Free Bond Fund                                           273,879           1,911             670           6,361               -
U.S. Government Securities Fund                              514,920           1,246           2,123          24,787               -

During the six months ended February 28, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $          0    $          0    $          0    $        161    $          0
Select Income Fund                                                 0               0               0               0               0
Tax-Free Bond Fund                                                 0              35              16               0               -
U.S. Government Securities Fund                                    0               0               0               0               -

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the six months ended February 28, 2003 were $41,556.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                                                                 PURCHASES                 SALES
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                                                 $  107,954,028        $  100,486,653
Select Income Fund                                                                                  40,316,296           122,214,952
Tax-Free Bond Fund                                                                                  35,547,974            25,373,782

For the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                                                                 PURCHASES                 SALES
------------------------------------------------------------------------------------------------------------------------------------
Select Income Fund                                                                              $   72,390,120        $   55,760,694
U.S. Government Securities Fund                                                                    170,926,446           141,008,963

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended February 28, 2003, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                                                      UNFUNDED
                                                                                 PENSION               ACCRUED               PENSION
FUND                                                                            EXPENSES         PENSION COSTS             LIABILITY
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                           $        4,041        $            0        $       53,563
Select Income Fund                                                                 4,901                     0                43,406
Tax-Free Bond Fund                                                                 2,477                     0                24,546
U.S. Government Securities Fund                                                    2,302                     0                12,591

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended February 28, 2003, there were no such securities lending arrangements for any of the Funds.

NOTE 6 - INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended February 28, 2003, High Yield, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 1.72% to 1.95% and interest expenses amounted to $453, $2,581 and $1,936, respectively. During that same period, Select Income and U.S. Government Securities Funds lent cash at a weighted average rate ranging from 1.46% to 1.55% and interest income amounted to $691 and $1,099, respectively.

NOTE 7 - LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended February 28, 2003, High Yield Fund borrowed cash at a weighted average rate of 2.44% and interest expense amounted to $68. During that same period, there were no such borrowings for Select Income, Tax-Free Bond and U. S. Government Securities Funds.

NOTE 8 - CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended February 28, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                                       CLASS A               CLASS B               CLASS C               CLASS K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                     $        5,500        $          674        $          327        $            0
Select Income Fund                                          79,710                   201                   719                     0
Tax-Free Bond Fund                                               0                 1,368                   850                     0
U.S. Government Securities Fund                             11,797                 4,336                 6,919                     0

NOTE 9 - SHARE INFORMATION. Changes in fund share transactions during the six months ended February 28, 2003 and the year/period ended August 31, 2002 were as follows:

                                         HIGH YIELD FUND                  SELECT INCOME FUND                TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS             YEAR       SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                         ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                   FEBRUARY 28        AUGUST 31      FEBRUARY 28        AUGUST 31      FEBRUARY 28        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                          2003             2002             2003             2002             2003             2002
                                     UNAUDITED         (Note 1)        UNAUDITED         (Note 1)        UNAUDITED         (Note 1)
Shares Sold
   Investor Class                   11,853,706       17,471,149       14,175,110       36,626,932        5,096,571       16,446,825
   Class A                          12,757,575          437,915       14,231,589           55,842          520,948           17,386
   Class B                             153,624           66,328           49,713           17,726           20,664           19,291
   Class C                           5,345,035        1,293,758          349,788          189,395          602,324          385,747
   Class K                              66,293          348,740          127,527        1,450,651                -                -
Shares Issued from
   Reinvestment of Distributions
      Investor Class                 3,351,820        9,608,525        1,431,000        4,804,639          190,876          390,632
        Class A                         48,539            2,342            4,333            1,129              718               96
        Class B                          3,178            1,533              559              270              316               28
        Class C                         60,306           98,867            8,023           18,427            1,454            1,513
        Class K                         12,275           22,188           25,897           55,348                -                -
====================================================================================================================================
                                    33,652,351       29,351,345       30,403,539       43,220,359        6,433,871       17,261,518
Shares Repurchased
   Investor Class                  (18,330,489)     (65,441,942)     (25,788,930)     (80,092,938)      (5,035,663)     (18,053,127)
   Class A                         (11,358,576)        (228,823)     (14,015,216)          (1,121)        (455,055)          (2,776)
   Class B                              (4,490)         (10,453)          (1,590)               0           (4,128)               0
   Class C                          (3,507,806)      (1,870,724)        (176,804)        (373,640)        (557,728)        (415,075)
   Class K                             (53,497)        (119,413)        (262,523)        (491,998)               -                -
====================================================================================================================================
                                   (33,254,858)     (67,671,355)     (40,245,063)     (80,959,697)      (6,052,574)     (18,470,978)
NET INCREASE
   (DECREASE) IN
   FUND SHARES                         397,493      (38,320,010)      (9,841,524)     (37,739,338)         381,297      (1,209,460)
====================================================================================================================================

                                                        U.S. GOVERNMENT
                                                        SECURITIES FUND
                                                SIX MONTHS                YEAR
                                                     ENDED               ENDED
                                               FEBRUARY 28           AUGUST 31
--------------------------------------------------------------------------------
                                                      2003                2002
                                                 UNAUDITED            (Note 1)

Shares Sold
   Investor Class                               10,998,778          37,212,864
   Class A                                       8,166,567             481,408
   Class B                                         133,673             136,154
   Class C                                       3,234,704           3,919,039
Shares Issued from
   Reinvestment of Distributions
      Investor Class                               664,343             707,328
        Class A                                      7,847                 272
        Class B                                      3,670                 814
        Class C                                     20,454              23,929
================================================================================
                                                23,230,036          42,481,808
Shares Repurchased
   Investor Class                              (10,450,130)        (34,732,073)
   Class A                                      (7,129,806)           (338,687)
   Class B                                         (51,151)             (8,740)
   Class C                                      (2,929,139)         (4,251,659)
================================================================================
                                               (20,560,226)        (39,331,159)
NET INCREASE IN
   FUND SHARES                                   2,669,810           3,150,649
================================================================================

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                              YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    3.14     $    4.26     $    5.98     $    6.40     $    6.76     $    7.45
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.16          0.37          0.59          0.60          0.60          0.64
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.25         (1.13)        (1.72)        (0.42)        (0.19)        (0.29)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         0.41         (0.76)        (1.13)         0.18          0.41          0.35
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                         0.16          0.36          0.59          0.60          0.77          1.04
====================================================================================================================================
Net Asset Value - End of Period                     $    3.39     $    3.14     $    4.26     $    5.98     $    6.40     $    6.76
====================================================================================================================================

TOTAL RETURN                                           13.25%(a)    (18.07%)      (19.96%)        2.89%         6.53%         4.44%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 270,042     $ 259,795     $ 516,687     $ 787,537     $ 793,337     $ 641,394
Ratio of Expenses to Average Net Assets(b)(c)           0.62%(a)      1.26%         1.08%         1.00%         0.99%         0.86%
Ratio of Net Investment Income to Average Net
  Assets(c)                                             4.89%(a)     10.79%        11.31%         9.60%         9.13%         8.72%
Portfolio Turnover Rate                                   40%(a)        58%          111%           98%          154%          282%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the year ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    0.70% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 4.81% and 10.69%, respectively.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A                           CLASS B
                                                                     SIX MONTHS            PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED             ENDED            ENDED           ENDED
                                                                    FEBRUARY 28         AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003             2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       3.18      $     3.39       $     3.13      $     3.39
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.16            0.14             0.14            0.14
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.24           (0.21)            0.25           (0.26)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.40           (0.07)            0.39           (0.12)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.16            0.14             0.14            0.14
====================================================================================================================================
Net Asset Value - End of Period                                    $       3.42      $     3.18       $     3.38      $     3.13
====================================================================================================================================

TOTAL RETURN(b)                                                          12.93%(c)       (2.00%)(c)       12.92%(c)       (3.64%)(c)

RATIOS

Net Assets - End of Period ($000 Omitted)                          $      5,676      $      672       $      709      $      180
Ratio of Expenses to Average Net Assets(d)                                0.51%(c)        1.09%(e)         0.91%(c)        1.81%(e)
Ratio of Net Investment Income to Average Net Assets                      4.88%(c)       10.67%(e)         4.49%(c)       10.09%(e)
Portfolio Turnover Rate                                                     40%(c)          58%(f)           40%(c)          58%(f)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS                                         PERIOD
                                                                            ENDED                                          ENDED
                                                                      FEBRUARY 28         YEAR ENDED AUGUST 31         AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2003             2002           2001           2000(a)
                                                                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                $       3.12      $      4.25    $      5.97    $      6.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                        0.14             0.34           0.55           0.30
Net Gains or (Losses) on Securities (Both Realized and Unrealized)           0.25            (1.13)         (1.72)         (0.34)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             0.39            (0.79)         (1.17)         (0.04)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.14             0.34           0.55           0.30
====================================================================================================================================
Net Asset Value - End of Period                                      $       3.37      $      3.12    $      4.25    $      5.97
====================================================================================================================================

TOTAL RETURN(b)                                                            12.88%(c)       (18.85%)       (20.70%)        (0.52%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                            $     10,964      $     4,222    $     7,770    $     4,843
Ratio of Expenses to Average Net Assets(d)(e)                               1.00%(c)         2.00%          1.69%          1.60%(f)
Ratio of Net Investment Income to Average Net Assets(e)                     4.45%(c)         9.95%         10.75%          9.20%(f)
Portfolio Turnover Rate                                                       40%(c)           58%           111%            98%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the year ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    1.02% and 2.08%, respectively, and ratio of net investment income to average net assets would have been 4.43% and 9.87%, respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS K
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                        SIX MONTHS           YEAR         PERIOD
                                                                                             ENDED          ENDED          ENDED
                                                                                       FEBRUARY 28      AUGUST 31      AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2003           2002           2001(a)
                                                                                         UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                                  $      3.13    $      4.26    $      5.20
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                         0.15           0.36           0.40
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                            0.25          (1.13)         (0.94)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                              0.40          (0.77)         (0.54)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                              0.15           0.36           0.40
====================================================================================================================================
Net Asset Value - End of Period                                                        $      3.38    $      3.13    $      4.26
====================================================================================================================================

TOTAL RETURN                                                                                13.16%(b)      (18.38%)      (11.15%)(b)

RATIOS
Net Assets - End of Period ($000 Omitted)                                              $       938    $       790    $         3
Ratio of Expenses to Average Net Assets(c)(d)                                                0.72%(b)        1.45%         1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                      4.80%(b)        9.85%        10.77%(e)
Portfolio Turnover Rate                                                                        40%(b)         58%           111%(f)

(a) From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the year ended August
    31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.47%, 2.62% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been 4.05%, 8.68% and 8.69% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                          YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    5.03     $    5.79     $    6.06     $    6.15     $    6.68     $    6.66
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.15          0.33          0.43          0.43          0.43          0.43
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.26         (0.76)        (0.27)        (0.09)        (0.41)         0.19
====================================================================================================================================
Total from Investment Operations                         0.41         (0.43)         0.16          0.34          0.02          0.62
====================================================================================================================================
Less Dividends and Distributions                         0.15          0.33          0.43          0.43          0.55          0.60
====================================================================================================================================
Net Asset Value - End of Period                     $    5.29     $    5.03     $    5.79     $    6.06     $    6.15     $    6.68
====================================================================================================================================

TOTAL RETURN                                            8.16%(a)     (7.45%)        2.73%         5.78%         0.15%         9.58%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 284,051     $ 321,228     $ 593,629     $ 574,518     $ 549,438     $ 502,624
Ratio of Expenses to Average Net Assets(b)(c)           0.52%(a)      1.05%         1.05%         1.06%         1.06%         1.06%
Ratio of Net Investment Income to Average Net
   Assets(c)                                            2.84%(a)      6.37%         7.18%         7.10%         6.56%         6.36%
Portfolio Turnover Rate                                   41%(a)        60%           79%           82%          135%          140%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.77%, 1.39%, 1.32%, 1.19%, 1.16% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 2.59%, 6.03%, 6.91%, 6.97%, 6.46% and 6.32%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                CLASS A                         CLASS B
                                                                      SIX MONTHS         PERIOD       SIX MONTHS          PERIOD
                                                                           ENDED          ENDED            ENDED           ENDED
                                                                     FEBRUARY 28      AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2003        2002(a)             2003         2002(a)
                                                                       UNAUDITED                       UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period                              $       5.02      $     5.06      $      5.03      $     5.06
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.14            0.13             0.12            0.11
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.27           (0.04)            0.26           (0.03)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.41            0.09             0.38            0.08
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.14            0.13             0.12            0.11
====================================================================================================================================
Net Asset Value - End of Period                                    $       5.29      $     5.02      $      5.29      $     5.03
====================================================================================================================================

TOTAL RETURN(b)                                                           8.23%(c)        1.81%(c)         7.75%(c)        1.62%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,463      $      281      $       352      $       90
Ratio of Expenses to Average Net Assets(d)(e)                             0.49%(c)        1.07%(f)         0.90%(c)        1.86%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   2.23%(c)        6.02%(f)         2.38%(c)        4.99%(f)
Portfolio Turnover Rate                                                     41%(c)          60%(g)           41%(c)          60%(g)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of Class B were voluntarily absorbed by IFG for the six months ended February 28, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to expenses to average net assets would have been 1.42% and ratio of net investment income to average net assets would have been 1.86%.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                           PERIOD
                                                                          ENDED                                            ENDED
                                                                    FEBRUARY 28            YEAR ENDED AUGUST 31        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       5.03      $     5.79      $      6.06      $     6.02
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.13            0.29             0.39            0.21
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.26           (0.76)           (0.27)           0.04
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.39           (0.47)            0.12            0.25
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.13            0.29             0.39            0.21
====================================================================================================================================
Net Asset Value - End of Period                                    $       5.29      $     5.03      $      5.79      $     6.06
====================================================================================================================================

TOTAL RETURN(b)                                                           7.76%(c)       (8.14%)           1.97%           4.24%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      2,675      $    1,632      $     2,839      $      377
Ratio of Expenses to Average Net Assets(d)(e)                             0.90%(c)        1.80%            1.79%           1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   2.45%(c)        5.61%            6.23%           6.42%(f)
Portfolio Turnover Rate                                                     41%(c)          60%              79%             82%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.22%, 2.31% and 1.79%, respectively, and ratio of net investment income to average net assets would have been 2.13%, 5.10%
    and 6.23%, respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS K
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        SIX MONTHS           YEAR         PERIOD
                                                                                             ENDED          ENDED          ENDED
                                                                                       FEBRUARY 28      AUGUST 31      AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2003           2002           2001(a)
                                                                                         UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                                  $      5.02    $      5.78    $      5.93
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                         0.14           0.32           0.28
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                            0.27          (0.76)         (0.15)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                              0.41          (0.44)          0.13
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                              0.14           0.32           0.28
====================================================================================================================================
Net Asset Value - End of Period                                                        $      5.29    $      5.02    $      5.78
====================================================================================================================================

TOTAL RETURN                                                                                 8.05%(b)      (7.47%)         2.25%(b)

RATIOS
Net Assets - End of Period ($000 Omitted)                                              $     4,785    $     5,097    $         2
Ratio of Expenses to Average Net Assets(c)(d)                                                0.62%(b)       1.25%          1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                      2.75%(b)       6.13%          6.60%(e)
Portfolio Turnover Rate                                                                        41%(b)         60%            79%(f)

(a) From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the year ended August
    31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been
    2.35%, 5.53% and 4.21% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS                                              PERIOD
                                                  ENDED                                               ENDED
                                            FEBRUARY 28              YEAR ENDED AUGUST 31         AUGUST 31       YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999(a)      1999        1998
                                              UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period         $   15.56    $   15.49   $    14.72    $   14.53    $   14.71    $   15.57   $   15.34
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.32         0.66         0.68         0.64         0.10         0.62        0.63
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  0.17         0.07         0.77         0.24        (0.18)       (0.40)       0.40
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   0.49         0.73         1.45         0.88        (0.08)        0.22        1.03
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                   0.32         0.66         0.68         0.69         0.10         1.08        0.80
====================================================================================================================================
Net Asset Value - End of Period               $   15.73    $   15.56   $    15.49$       14.72$       14.53    $   14.71   $   15.57
====================================================================================================================================

TOTAL RETURN                                      3.21%(b)      4.89        10.07         6.32       (0.53%)(b)    1.30%       6.87%

RATIOS
Net Assets - End of Period ($000 Omitted)     $ 202,770    $ 196,673   $  214,617    $ 178,154    $ 191,836    $ 201,791   $ 211,471
Ratio of Expenses to Average Net Assets(c)(d)     0.45%(b)      0.90         0.90         0.91        0.90%(e)     0.91%       0.91%
Ratio of Net Investment Income to
   Average Net Assets(d)                          2.08%(b)      4.33         4.46         4.45        4.08%(e)     4.03%       4.06%
Portfolio Turnover Rate                             13%(b)       33%          33%          50%           3%(b)       66%        173%

(a) From July 1, 1999 to August 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.54%, 1.08%, 1.08%, 1.11%, 1.14%
    (annualized), 1.06% and 1.04%, respectively, and ratio of net investment income to average net assets would have been 1.99%,
    4.15%, 4.28%, 4.25%, 3.84% (annualized), 3.88% and 3.93%, respectively.

(e) Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               CLASS A                          CLASS B
                                                                     SIX MONTHS          PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED           ENDED            ENDED           ENDED
                                                                    FEBRUARY 28       AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $      15.56      $    14.88      $     15.56      $    14.88
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.30            0.26             0.25            0.21
Net Gains on Securities (Both Realized and Unrealized)                     0.14            0.68             0.17            0.68
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.44            0.94             0.42            0.89
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.30            0.26             0.25            0.21
====================================================================================================================================
Net Asset Value - End of Period                                    $       15.70     $    15.56      $     15.73      $    15.56
====================================================================================================================================

TOTAL RETURN(b)                                                           2.87%(c)        6.37%(c)         2.74%(c)        6.00%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,277      $      229      $       569      $      301
Ratio of Expenses to Average Net Assets(d)(e)                             0.55%(c)        1.10%(f)         0.90%(c)        1.80%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.93%(c)        3.86%(f)         1.61%(c)        3.13%(f)
Portfolio Turnover Rate                                                     13%(c)          33%(g)           13%(c)          33%(g)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the period ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    0.75% and 1.70% (annualized), respectively, for Class A and 1.00% and 2.39% (annualized), respectively, for Class B, and ratio of net investment income to average net assets would have been 1.73% and 3.26% (annualized), respectively, for Class A and 1.50%
    and 2.54% (annualized), respectively for Class B.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                           PERIOD
                                                                          ENDED                                            ENDED
                                                                    FEBRUARY 28         YEAR ENDED AUGUST 31           AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $      17.58      $    17.50      $     14.71      $    14.05
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.30            0.62             0.58            0.29
Net Gains on Securities (Both Realized and Unrealized)                     0.20            0.08             2.79            0.66
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.50            0.70             3.37            0.95
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.30            0.62             0.58            0.29
====================================================================================================================================
Net Asset Value - End of Period                                    $      17.78      $    17.58      $     17.50      $    14.71
====================================================================================================================================

TOTAL RETURN(b)                                                           2.87%(c)        4.12%           23.26%           6.86%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,624      $      797      $     1,279      $        1
Ratio of Expenses to Average Net Assets(d)(e)                             0.82%(c)        1.65%            1.66%           1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.69%(c)        3.59%            3.58%           3.79%(f)
Portfolio Turnover Rate                                                     13%(c)          33%              33%             50%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 1.43%, 3.23%, 3.40% and (1.45%) (annualized), respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                              YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    7.65     $    7.41     $    7.05     $    6.81     $    7.99     $    7.49
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.11          0.30          0.36          0.36          0.35          0.40
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.13          0.24          0.36          0.24         (0.58)         0.67
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         0.24          0.54          0.72          0.60         (0.23)         1.07
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                         0.25          0.30          0.36          0.36          0.95          0.57
====================================================================================================================================
Net Asset Value - End of Period                     $    7.64     $    7.65     $    7.41     $    7.05     $    6.81     $    7.99
====================================================================================================================================

TOTAL RETURN                                            3.23%(a)      7.52%        10.45%         9.12%        (3.40%)       14.75%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 168,059     $ 158,974     $ 130,510     $  74,870     $  79,899     $  79,485
Ratio of Expenses to Average Net Assets(b)(c)           0.50%(a)      1.00%         1.00%         1.02%         1.01%         1.01%
Ratio of Net Investment Income to Average Net
   Assets(c)                                            1.39%(a)      4.08%         4.87%         5.28%         4.80%         5.22%
Portfolio Turnover Rate                                   89%(a)       166%           90%           21%          114%          323%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71%, 1.43%, 1.43%, 1.61%, 1.60% and 1.41%, respectively, and ratio of net investment income to average net assets would have been 1.18%, 3.65%, 4.44%, 4.69%, 4.21% and 4.82%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                CLASS A                         CLASS B
                                                                     SIX MONTHS          PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED           ENDED            ENDED           ENDED
                                                                    FEBRUARY 28       AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       9.31      $     7.20      $      7.65      $     7.20
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.12            0.12             0.08            0.09
Net Gains on Securities (Both Realized and Unrealized)                     0.18            2.11             0.13            0.45
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.30            2.23             0.21            0.54
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.27            0.12             0.22            0.09
====================================================================================================================================
Net Asset Value - End of Period                                    $       9.34      $     9.31      $      7.64      $     7.65
====================================================================================================================================

TOTAL RETURN(b)                                                           3.24%(c)       31.08%(c)(d)      2.84%(c)        7.56%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $     11,096      $    1,331      $     1,639      $      981
Ratio of Expenses to Average Net Assets(e)(f)                             0.55%(c)        1.06%(g)         0.87%(c)        1.72%(g)
Ratio of Net Investment Income to Average Net Assets(f)                   1.23%(c)        3.11%(g)         1.00%(c)        2.95%(g)
Portfolio Turnover Rate                                                     89%(c)         166%(h)           89%(c)         166%(h)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total Return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended February 28, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.57% for Class A and 1.03% for Class B, and ratio of net investment income to average net assets would have been 1.21% for Class A and 0.84% for Class B.

(g) Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                            PERIOD
                                                                          ENDED                                             ENDED
                                                                    FEBRUARY 28            YEAR ENDED AUGUST 31           AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       7.64      $     7.40      $      7.06      $     6.72
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.08            0.25             0.30            0.17
Net Gains or on Securities (Both Realized and Unrealized)                  0.13            0.24             0.34            0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.21            0.49             0.64            0.51
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.22            0.25             0.30            0.17
====================================================================================================================================
Net Asset Value - End of Period                                    $       7.63      $     7.64      $      7.40      $     7.06
====================================================================================================================================

TOTAL RETURN(b)                                                           2.85%(c)        6.72%            9.23%           7.64%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      7,792      $    5,309      $     7,431      $      241
Ratio of Expenses to Average Net Assets(d)(e)                             0.87%(c)        1.75%            1.70%           1.94%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.01%(c)        3.40%            3.81%           4.65%(f)
Portfolio Turnover Rate                                                     89%(c)         166%              90%             21%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.16%, 2.04%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.72%, 3.11%, 3.69% and 4.30% (annualized), respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SINC 900442 3/02